UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23606

E-Valuator Funds Trust

(Exact name of registrant as specified in charter)

7760 France Avenue South, Suite 925

Bloomington, Minnesota 55435

(Address of principal executive offices) (Zip code)

Kevin R. Miller

7760 France Avenue South, Suite 925

Bloomington, Minnesota 55435

(Name and address of agent for service)

Copies to:

Deborah Bielicke Eades

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

Registrant’s telephone number, including area code: (888) 507-2798

Date of fiscal year end: September 30

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

The Registrant is filing this amendment to its Form N-CSR for the period ended September 30, 2023, originally filed with the Securities and Exchange Commission on December 6, 2023 (Accession Number 0001493152-23-043822). The purpose of this amendment is to correct the headers of the R4 Class Shares on the Financial Highlights of The E-Valuator Conservative (15%-30%) RMS Fund (“Conservative”), The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Conservative/Moderate”), The E-Valuator Moderate (50%-70%) RMS Fund (“Moderate”), The E-Valuator Growth (70%-85%) RMS Fund (“Growth”), and The E-Valuator Aggressive Growth (85%-99%) RMS Fund.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

The E-Valuator® Risk Managed Strategy Funds

This Annual Review and Outlook pertain to the following Funds: (Unaudited)

Each E-Valuator RMS (Risk-Managed Strategy) investment functions as an asset management service wrapped inside the structure of an open-end mutual fund. The E-Valuator analytical software is used to select the underlying investments, i.e., mutual funds and exchange-traded funds (ETF's), thereby making these investments a fund-of-funds (FOF).

The E-Valuator RMS funds are diversified, asset allocation funds. Diversification is accomplished by allocating assets across multiple asset classes, i.e., domestic bonds, foreign bonds, domestic stocks, and foreign stocks. The asset allocation for each Fund is regularly adjusted based on a proprietary allocation model that incorporates both technical analysis and fundamental analysis utilizing multiple economic indicators (discussed later) that seeks to maximize income or return while staying within the stated volatility goals for each Fund.

The E-Valuator RMS funds offer 2 classes of shares, i.e., Service shares and R4 shares. The difference between these share classes is the amount of revenue paid to an investment professional directly from the Fund. The Service share class pays zero basis points, 0.00%, to an investment professional, while the R4 share class pays 25 basis points, 0.25%.

Fiscal Year Performance ending September 30, 2023.

For comparative purposes, the table below includes the index performance for 5 commonly used asset classes, i.e. money market, bonds, domestic large cap stocks, domestic small/mid cap stocks, and foreign large cap stocks.

Asset Class	Index Name	9-30-23 Fiscal Yr Performance
Money Market	Morningstar Money Market Category	+4.25%
Fixed Income (bonds)	Bloomberg US Aggregate Bond Index	-2.67%
Domestic, Large Company Stock	Dow Jones Industrial Average Index	+16.65%
Domestic, Small/Mid Company Stock	Russell 2000 Index	+7.23%
Foreign Stock	MSCI EAFE Index	+22.26%

The **Morningstar Money Market Category** is the average performance of all taxable money market mutual funds in Morningstar's universe.

The **Bloomberg US Aggregate Bond Index**, or the Agg, is a broad base, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. Investors frequently use the index as a stand-in for measuring the performance of the US bond market.

The **Dow Jones Industrial Average Index** consists of 30 domestic, large companies as compiled by Dow Jones, Inc.

The **Russell 2000 Index** is a market index comprised of 2,000 small-to-mid cap companies domiciled in the United States.

The **MSCI EAFE Index** is a broad market index of stocks located within countries in Europe, Australasia, and the Middle East.

Below, and on the following page, you will find the performance history for the Service share class of each E-Valuator RMS fund for the fiscal year ending September 30, 2023. Included in this overview, you will see each Fund's stock and bond allocation ranges (minimum percentage to maximum percentage). You will see the Fund's comparable allocation percentage across the 5 aforementioned asset class indexes. Lastly, you will see the calculation methodology used to arrive at the Blended Index Performance resulting from each Index's 1 Yr return multiplied by the percentage amount allocated to each Index. The Blended Index Performance (gray shading) is the sum of each index's pro-rated 1 Yr return. The benefit of displaying the information in this manner is you are able to view the performance of each Fund's return vs the individual returns of 5 different indexes. You can also compare the performance of each Fund vs the Blended Performance of an identical asset allocation across these indexes to ascertain the superior, or lagging, relative return resulting from the active management and underlying investment selection within each Fund.

Also, the fact sheets for each Fund as of September 30, 2023 have been included with this letter. These fact sheets provide additional performance history along with the important fund level information. Please take a moment to review the information contained on each fact sheet.

Very Conservative (0%-15%) RMS Fund

Fund's 1-Year Return: +2.40% (as of 9-30-2023)

Stock Allocation Range: Min. = 0%; Max. = 15%
Bond Allocation Range: Min. = 85%; Max. = 100%

Fund's Allocation %	Asset Class Index	1 Year Blended Return Calculation				
		Alloc. %	x	1 Yr Return	=	Return
Money Market: 1.0%	Morningstar Money Market Ctgry	1.0%	x	4.25%	=	0.04%
Bonds: 95.6%	Bloomberg US Agg Bond	95.6%	x	-2.67%	=	-2.55%
Domestic, Large Caps: 1.6%	Dow Jones Industrial Avg	1.6%	x	16.65%	=	0.27%
Domestic, Sm/Mid Caps: 1.0%	Russell 2000	1.0%	x	7.23%	=	0.07%
Foreign Stocks: 0.8%	MSCI EAFE	0.8%	x	22.26%	=	0.18%
		Blended, Index 1 Yr Return:				-1.99%
		Fund's 1 Yr Return:				2.40%

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Past performance is no guarantee of future results.

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ANNUAL REPORT

Conservative (15%-30%) RMS Fund (Unaudited)

Fund's 1-Year Return: +5.08% (as of 9-30-2023)

Stock Allocation Range: Min. = 15%; Max. = 30%
Bond Allocation Range: Min. = 70%; Max. = 85%

Fund's Allocation %	Asset Class Index	1 Year Blended Return Calculation				
		Alloc. %	x	1 Yr Return	=	Return
Money Market: 1.0%	Morningstar Money Market Ctgry	1.0%	x	4.25%	=	0.04%
Bonds: 80.6%	Bloomberg US Agg Bond	80.6%	x	-2.67%	=	-2.15%
Domestic, Large Caps: 8.5%	Dow Jones Industrial Avg	8.5%	x	16.65%	=	1.42%
Domestic, Sm/Mid Caps: 6.0%	Russell 2000	6.0%	x	7.23%	=	0.43%
Foreign Stocks: 3.9%	MSCI EAFE	3.9%	x	22.26%	=	0.87%
		Blended, Index 1 Yr Return:				0.61%
		Fund's 1 Yr Return:				5.08%

Conservative-Moderate (30%-50%) RMS Fund

Fund's 1-Year Return: +7.26% (as of 9-30-2023)

Stock Allocation Range: Min. = 30%; Max. = 50%
Bond Allocation Range: Min. = 50%; Max. = 70%

Fund's Allocation %	Asset Class Index	1 Year Blended Return Calculation				
		Alloc. %	x	1 Yr Return	=	Return
Money Market: 0.8%	Morningstar Money Market Ctgry	0.8%	x	4.25%	=	0.03%
Bonds: 64.8%	Bloomberg US Agg Bond	64.8%	x	-2.67%	=	-1.73%
Domestic, Large Caps: 16.0%	Dow Jones Industrial Avg	16.0%	x	16.65%	=	2.66%
Domestic, Sm/Mid Caps: 11.1%	Russell 2000	11.1%	x	7.23%	=	0.80%
Foreign Stocks: 7.3%	MSCI EAFE	7.3%	x	22.26%	=	1.62%
		Blended, Index 1 Yr Return:				3.40%
		Fund's 1 Yr Return:				7.26%

Moderate (50%-70%) RMS Fund

Fund's 1-Year Return: +10.43% (as of 9-30-2023)

Stock Allocation Range: Min. = 50%; Max. = 70%
Bond Allocation Range: Min. = 30%; Max. = 50%

Fund's Allocation %	Asset Class Index	1 Year Blended Return Calculation				
		Alloc. %	x	1 Yr Return	=	Return
Money Market: 0.5%	Morningstar Money Market Ctgry	0.5%	x	4.25%	=	0.02%
Bonds: 45.0%	Bloomberg US Agg Bond	45.0%	x	-2.67%	=	-1.20%
Domestic, Large Caps: 25.8%	Dow Jones Industrial Avg	25.8%	x	16.65%	=	4.30%
Domestic, Sm/Mid Caps: 17.7%	Russell 2000	17.7%	x	7.23%	=	1.28%
Foreign Stocks: 11.0%	MSCI EAFE	11.0%	x	22.26%	=	2.45%
		Blended, Index 1 Yr Return:				6.84%
		Fund's 1 Yr Return:				10.43%

Growth (70%-85%) RMS Fund

Fund's 1-Year Return: +13.64% (as of 9-30-2023)

Stock Allocation Range: Min. = 70%; Max. = 85%
Bond Allocation Range: Min. = 15%; Max. = 30%

Fund's Allocation %	Asset Class Index	1 Year Blended Return Calculation				
		Alloc. %	x	1 Yr Return	=	Return
Money Market: 0.5%	Morningstar Money Market Ctgry	0.5%	x	4.25%	=	0.02%
Bonds: 26.1%	Bloomberg US Agg Bond	26.1%	x	-2.67%	=	-0.70%
Domestic, Large Caps: 34.6%	Dow Jones Industrial Avg	34.6%	x	16.65%	=	5.76%
Domestic, Sm/Mid Caps: 24.1%	Russell 2000	24.1%	x	7.23%	=	1.74%
Foreign Stocks: 14.7%	MSCI EAFE	14.7%	x	22.26%	=	3.27%
		Blended, Index 1 Yr Return:				10.10%
		Fund's 1 Yr Return:				13.64%

Aggressive Growth (85%-99%) RMS Fund

Fund's 1-Year Return: +15.47% (as of 9-30-2023)

Stock Allocation Range: Min. = 85%; Max. = 99%
Bond Allocation Range: Min. = 1%; Max. = 15%

Fund's Allocation %	Asset Class Index	1 Year Blended Return Calculation				
		Alloc. %	x	1 Yr Return	=	Return
Money Market: 0.5%	Morningstar Money Market Ctgry	0.5%	x	4.25%	=	0.02%
Bonds: 11.1%	Bloomberg US Agg Bond	11.1%	x	-2.67%	=	-0.30%
Domestic, Large Caps: 41.9%	Dow Jones Industrial Avg	41.9%	x	16.65%	=	6.98%
Domestic, Sm/Mid Caps: 28.7%	Russell 2000	28.7%	x	7.23%	=	2.08%
Foreign Stocks: 17.8%	MSCI EAFE	17.8%	x	22.26%	=	3.96%
		Blended, Index 1 Yr Return:				12.74%
		Fund's 1 Yr Return:				15.47%

2

Past performance is no guarantee of future results.

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ANNUAL REPORT

Fiscal Year Ending 9/30/2023 - Bond Markets (Unaudited)

Bond markets posted negative results for the 2nd consecutive fiscal year ending 9-30-23, primarily due to the Federal Reserve's continued rate hiking. Bonds do not perform well during a period of rising interest rates, and we are in the midst of a rate hiking cycle.

Federal Reserve's aggressive action

The Federal Reserve continued to raise the Federal Reserve Funds Rate (FRFR) 6 times in 7 meetings, totaling a combined rate increase of 2.25% throughout fiscal year ending September 30, 2023. The FRFR was in the 3.50% range at the beginning of the fiscal year and ended in the 5.75% range, representing a +164% increase in the FRFR over a 12-month period. As a result, our bond allocations were focused on shorter duration bonds inclusive of bank loans and money markets throughout the first half of the year while extending duration toward the end of the year.

The Federal Reserve's aggressive actions caused an inversion in the 10 Yr treasury rate vs the 3 Month treasury. As noted below, this inversion existed for approx. 11 of the 12 months throughout the fiscal year. The reason this is important is that it is very common for an inversion of the yield curve like this to generally precede a recession. The chart below identifies when the yield curve has inverted and to what extent. The yield curve is inverted (meaning the yield on a 3-month bond is higher than a 10-year bond) when the blue line is below the black line in the chart below.

10-Year Treasury Constant Maturity Minus 3-Month Treasury Constant Maturity (T10Y3M)
Observation:
2023-10-06: -0.87
(+ more)
Updated: 4:01 PM CST
Units:
Percent,
Not Seasonally Adjusted
Frequency:
Weekly,
Ending Friday,
Average
1Y | 5Y | 10Y | Max
2022-10-01
to
2023-09-30
FRED
— 10-Year Treasury Constant Maturity Minus 3-Month Treasury Constant Maturity
0.5
0.0
-0.5
-1.0
-1.5
-2.0
Percent
2022-11
2022-12
2023-01
2023-02
2023-03
2023-04
2023-05
2023-06
2023-07
2023-08
2023-09
Shaded areas indicate U.S. recessions.
Source: Federal Reserve Bank of St. Louis
fred.stlouisfed.org

Rising interest rates raise mortgage rates

The chart below identifies the impact the Federal Reserve has had on mortgage rates, with the average 30-Year Fixed Rate dipping to almost 6.2% in January 2023 before climbing to almost 7.4% within nine months, ending September 2023.

30-Year Fixed Rate FHA Mortgage Index (OBMMIFHA30YF)
Observation:
Sep 2023: 7.047
(+ more)
Updated: 7:01 AM CST
Units:
Percent,
Not Seasonally Adjusted
Frequency:
Monthly,
Average
1Y | 5Y | 10Y | Max
2022-10-01
to
2023-09-30
FRED
— 30-Year Fixed Rate FHA Mortgage Index
7.4
7.2
7.0
6.8
6.6
6.4
6.2
6.0
Percent
Nov 2022
Dec 2022
Jan 2023
Feb 2023
Mar 2023
Apr 2023
May 2023
Jun 2023
Jul 2023
Aug 2023
Sep 2023
Shaded areas indicate U.S. recessions.
Source: Optimal Blue
fred.stlouisfed.org

Typically when mortgage rates go up, the value (cost) of homes goes down, which normally suppresses activity in the housing market and, if prolonged, can contribute to a recessionary environment.

3

Past performance is no guarantee of future results.

3
ANNUAL REPORT

Fiscal Year Ending 9/30/2023 - Stock Markets (Unaudited)

Stock markets posted positive results for the fiscal year ending September 30, 2023. Domestically, large cap growth oriented stocks outperformed medium-sized companies and small companies. Foreign stocks, lead by value style management of large caps and then small caps, outperformed domestic stocks.

Domestic Large Cap

A commonly used index to determine the performance of the U.S. stock market is the Dow Jones Industrial Average, the DOW. For the fiscal year ending September 30, 2023, the DOW posted a +16.65% return. However, as you can see in the chart below, the majority of that return was generated in the first 2 months of the fiscal year, with this index being range-bound the last 10 months of the fiscal year.

Dow Jones Industrial Average Index
34,000
32,000
30,000
28,000
Oct 22
Nov 22
Dec 22
Jan 23
Feb 23
Mar 23
Apr 23
May 23
Jun 23
Jul 23
Aug 23
Sep 23
Oct 23

Domestic Small-Mid Cap Stocks

A commonly used index to determine the performance of U.S. small-mid cap stocks is the Russell 2000. For the fiscal year ending September 30, 2023, the Russell posted a +7.23% return. As you can see in the chart below, there were 2 times throughout the fiscal year where the index approached a +17% YTD - in late January and the latter half of July - only to see that momentum diminish. However, it never went negative at any point throughout the year.

Russell 2000 Index
2,000
1,900
1,800
1,700
1,600
Oct 22
Nov 22
Dec 22
Jan 23
Feb 23
Mar 23
Apr 23
May 23
Jun 23
Jul 23
Aug 23
Sep 23
Oct 23

Foreign Large Cap Stocks

A commonly used index to determine the performance of the Foreign stock market is the MSCI EAFE Index. This index represents stocks located within countries in Europe, Australasia, and the Middle East. For the fiscal year ending September 30, 2023, the EAFE posted a +22.26% return. As you can see in the chart below, the EAFE had a strong start to the year, became somewhat range bound, and then tappered off. Of the three indexes listed on this page, the EAFE had the best performance throughout the fiscal year ending September 30, 2023.

MSCI EAFE Index
2,200
2,000
1,800
1,600
Oct 22
Nov 22
Dec 22
Jan 23
Feb 23
Mar 23
Apr 23
May 23
Jun 23
Jul 23
Aug 23
Sep 23
Oct 23

Summary

A common feature across all three indexes was the level of gains generated in the first few months of the fiscal year, and the waning performance in the last month of the fiscal year. This could be viewed as the equity markets response to the continual increases in the FRFR throughout the fiscal year, and the impact higher rates may have on a corporations' efforts to continually generate profits and earnings.

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Past performance is no guarantee of future results.

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ANNUAL REPORT

Fiscal Year Ending 9/30/2023 - Brief Review (Unaudited) (continued)

Three indicators why the stock market may underperform in the future center around the health of the consumer.

1. Credit Card Debt and Other Revolving Debt

Credit card debt grew by approx. $100 Billion throughout the fiscal year, from ~$920 Billion to ~$1.2 Trillion. Rising interest rates will increase the cost of paying off this debt, which will dip into the consumers' disposable spending ability.

Consumer Loans: Credit Cards and Other Revolving Plans, All Commercial Banks
FRED
Consumer Loans: Credit Cards and Other Revolving Plans, All Commercial Banks
Billions of U.S. Dollars
Source: Board of Governors of the Federal Reserve System (US)
fred.stlouisfed.org

2. Personal Savings Rate

Individuals are able to save if/when they have a sufficient amount of income that exceeds the expenses associated with their standard of living. As expenses increase, typically savings rates decline. The chart below identifies that the savings rate was inclining in the first half of this fiscal year, but has been trending down in the last half of this period. Lower savings rates tend to indicate a weakening consumer that is being overloaded with the expenses.

Personal Saving Rate
FRED
Personal Saving Rate
Percent
Source: U.S. Bureau of Economic Analysis
fred.stlouisfed.org

3. Housing

Existing Single Family Home Sales have been trending down since February 2023, and ended the fiscal year at the lowest point throughout the year. This can be attributed to mortgage rates reaching levels that hadn't been seen for 12+ years. This is a vital indicator for our markets due to the fact that the Housing sector plays a such significant role in the US economy.

Existing Single-Family Home Sales
FRED
Existing Single-Family Home Sales
Number of Units
Source: National Association of Realtors
fred.stlouisfed.org

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Past performance is no guarantee of future results.

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ANNUAL REPORT

Fiscal Year Ending 9/30/2023 - Brief Review (Unaudited) (continued)

Three indicators for why the stock market may perform well

1. Unemployment Rate

Unemployment began this fiscal year at 3.7% and ended the year at 3.8%, which would indicate that there is plenty of work to keep the job market strong and consumers (citizens) employed.

Unemployment Rate (UNRATE)
FRED — Unemployment Rate
Percent
Source: U.S. Bureau of Labor Statistics
fred.stlouisfed.org

2. Manufacturers' New Orders: Consumer Durable Goods

Consumer Durable Goods orders continued to climb through the first 8 months of the fiscal year and ended up almost +8% YOY, which is a good sign for potential stock market recovery.

Manufacturers' New Orders: Durable Goods (DGORDER)
FRED — Manufacturers' New Orders: Durable Goods
Millions of Dollars
Source: U.S. Census Bureau
fred.stlouisfed.org

3. Money Supply

An abundant M2 money supply can be viewed as a positive for the stock market or a negative. The postive perspective would involve recognizing the amount of assets available to be deployed into the stock market when a rally ensues that may prolong that rally. The negative perspective would be that in a high interest rate environment, this money may stay invested in fixed income longer than normal due to the "risk free" rate of return. However, when interest rates begin to decline, this type of asset typically gets deployed back into the stock market.

M2 (M2SL)
FRED — M2
Billions of Dollars
Source: Board of Governors of the Federal Reserve System (US)
fred.stlouisfed.org

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Past performance is no guarantee of future results.

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ANNUAL REPORT

Fiscal Year 9-30-2023 Strategy & Execution (unaudited)

We began the fiscal year with the equity allocation in the middle of each Fund's Equity Allocation Range. This was influenced by the stock market hitting its calendar year low in October 2022. This approach served us well for the remainder of 2022. As a result of this cautious approach, we did not fully participate in the sudden growth the domestic stock market experienced in January, 2023, which was primarily due to exuberance over artificial intelligence (AI). As a diversified asset allocation Fund family, we do not strive to saturate our positions into a condensed mix of investments. The first 6 months of 2023 for the US stock market were dominated by growth from 7 stocks (Amazon, Apple, Google, Meta, Microsoft, Nvidia, and Tesla). Typically when a stock market is driven by a small number of stocks, the volatility increases, and while that incline can be impressive over the short term, so can the decline. Our bond holdings remained in short term duration bonds for the most part until we felt the FED was nearing the end of this raising cycle, at which time we began expanding into intermediate and longer term duration bonds. The active management of these Funds throughout fiscal year ending September 2023 resulted into solid risk adjusted returns for the share holders.

Fiscal year 9-30-2024 Outlook

We anticipate that debt and geo-political issues will dominate the fiscal year ending September 30, 2024. We have already identified that consumer debt is at the highest levels ever. Likewise, our country's debt has grown by $3 trillion in less than 3 years. This becomes problematic when interest rates are at current levels or potentially higher. We anticipate by 2024 that as a country, we will be spending over a trillion dollars in interest to service our debt. Eventually the Federal Reserve will be forced to lower rates, at which time we will transition from short term bonds to longer term bonds. If/when interest rates begin to decline, we will promptly increase our equity allocation in an effort of taking full advantage of the anticipated expansion for the domestic and global stock markets. Geopolitically we anticipate Ukraine will become less of an issue, but anticipate that the Middle East and China/Taiwan may become regions of high activity that could very well impact the price of energy and the efficiency of supply chains.

Topical Outlook

We continually collect and compile economic information from the world's largest money management firms, i.e. JP Morgan, Blackrock, Goldman Sachs, etc., to help formulate our outlook for future allocations. Basically, we capture this highly valued information from thousands of research analysts working inside these firms and compare their notes to obtain a consensus perspective. Below is our outlook for 2023 based on this data.

Corporate Earnings - year-over-year (YOY) corporate earnings are expected to be mixed as corporations continue to struggle with rising costs for materials, debt financing, and maintaining the proper staffing alignment.

Unemployment - we anticipate unemployment to increase in some sectors of the economy, resulting from rising costs thereby lowering consumer demand.

GDP - we anticipate GDP will struggle to be positive in the first half of 2024.

Inflation - we anticipate inflation will continue to be an issue on economic expansion through the first half of 2024.

Currency - we anticipate the US dollar to weaken with the prospect of transitioning to a gold-backed digital currency utilizing block chain technology for security purposes.

Fixed Income - we expect the Federal Reserve to continue raising interest rates in the near term until they recognize they have gone too far due to the 4-6 month lag time for rate changes to impact the economy.

Domestic Equities - we anticipate some level of pullback in the US stock market that will allow for a re-deployment of assets at a better entry level than exists today.

Foreign Equities - the main item regarding foreign investments will be attributed to the strength of the dollar. When the dollar's strength increase, foreign investment returns typically are not as strong. A weakening dollar can prove to be beneficial for international investing. We anticipate the dollar's position as the world's reserve currency for international trading will be challenged with competition being generated by the BRICS (Brazil, Russia, India, China, and South Africa).

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Past performance is no guarantee of future results.

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ANNUAL REPORT

General Disclosure: The material in not intended to be relied upon as a forecast, research, or investment advice, and is not a recommendation, offer, or solicitation to buy or sell any securities or to adopt any investment strategy. The opinions expressed are as of November 10, 2023, and may change as subsequent conditions vary. Commentaries contained in this report are provided as a general source of information based on proprietary and non-proprietary sources deemed to be reliable but are not guaranteed to be accurate. This material may contain "forward looking" information that is not purely historical in nature. Such information may include among other things, projections and forecasts. There is no guarantee that any forecasts made will come to pass. Reliance upon information in this material is at the sole discretion of the reader. Every effort has been made to ensure the accuracy of these commentaries at the time of publication, however, accuracy cannot be guaranteed. Market conditions may change and the manager and the Funds accept no responsibility for individual decisions arising from the use of or reliance on the information contained herein. This report does not take into account any investor's particular investment objectives, strategies, tax status or investment horizon.

The prospectus should be read carefully before investing. An investor should consider investment objectives, risks, and charges and expenses of the investment company carefully before investing. To obtain a prospectus which contains this and other information, contact your financial advisor, call 888-507-2798, or visit our website at www.evaluatorfunds.com.

RISK DISCLOSURE: There are risks involved with investing, including loss of principal. Current and future portfolio holdings are subject to risks as well. Diversification may not protect against market risk. There is no assurance the goals of the strategies discussed will be met. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from difference in generally accepted accounting in principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Bonds and bond funds will decrease in value as interest rates rise. These and other risks are described more fully in the fund's prospectus. CREDIT RISK: The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

The Evaluator®
Risk Managed Strategy Funds

Distributed by UMB Distribution Services, LLC. Member FINRA/SIPC

www.evaluatorfunds.com

8

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ANNUAL REPORT

The E-Valuator® Risk Managed Strategy Funds

Very Conservative (0%-15%) RMS Fund (Unaudited)

EVVLX | EVVCX **Q3 2023**

Service Class | R4 Class RMS (Risk Managed Strategy)

Investor Suitability

Short-term loss tolerance	**Very low**
Stock market risk exposure	**Minimal**
Inflation risk exposure	**Significant**
Withdrawal target date	**< 2 years**

Performance[1] as of 9/30/2023

	Average Annual Total Returns					
	QTR	1-YR	3-YR	5-YR	10-YR	Since Inception
EVVLX	-2.08%	2.40%	-0.55%	1.21%	2.07%	2.27%
EVVCX	-2.25%	2.03%	-0.93%	0.91%	1.79%	1.95%

Expense Ratio Gross/Net:[3] EVVLX 0.93%/0.80%; EVVCX 1.33%/1.20%
[2]Inception: 2-29-2012

Performance data quoted represents past performance. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 888-507-2798.

[3]The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2024 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower. **Expense Ratios do not include Acquired Fund Fees and Expenses (AFFE). To view AFFE please see prospectus.**

Top 10 Holdings

- Dodge & Cox Global Bond I
- Vanguard Core Bond Admiral
- Fidelity Total Bond
- DFA Diversified Fixed Income Instl
- Vanguard Emerging Markets Bond Admiral
- VanEck IG Floating Rate
- Xtrackers Short Duration High Yld Bd
- Principal Active High Yield
- PGIM Ultra Short Bond
- Franklin Senior Loan

Underlying Investments

Morningstar Categories	29
Actively Managed Assets	55%
Passively Managed Assets	45%

Underlying Investments and Asset Allocation are not recommendations and are subject to change.

Investment Strategy

- "Fund-of-funds" that seeks as its primary objective to provide income and secondarily stability of principal.
- Diversifies assets across industry-leading mutual funds and ETFs (Underlying Funds) based the team's outlook. Targets 3- and 5- year horizons that maintain the Fund's volatility (standard deviation) within a specified range and meet the rigorous performance tolerance demands of The E-Valuator analytical software (e-valuator.com).
- The E-Valuator software searches, screens and selects Underlying Investments based on 40 plus criteria (i.e., management tenure, volatility, fees, risk-adjusted return) set by the team. Daily oversight identifies lagging performance and suggests replacement funds to optimize return.
- Generally allocates 85%-100% of assets into active and passive Underlying Investments focused on fixed income, with the remainder to equity securities.
- Rebalanced periodically as the Underlying Investment balances vary +/- 10% from their original allocations.

Standard Deviation

Goal Range	**1.0% to 3.5%**	
	3-YR	**5-YR**
EVVLX	**4.56%**	**6.21%**
EVVCX	**4.65%**	**6.27%**
Bloomberg Agg Bond	6.20%	5.59%
S&P 500	17.85%	18.97%
Russell 2000	22.38%	24.37%
MSCI EAFE	18.34%	18.12%

Asset Allocation

	Percent
Domestic Large Cap	1.6
Domestic Mid Cap	0.6
Domestic Small Cap	0.4
Foreign Large Cap	0.7
Foreign Sm/Mid Cap	0.1
Bonds	95.6
Money Market	1.0

evaluatorfunds.com

Distributed by UMB Distribution Services, LLC. Member FINRA/SIPC

9
ANNUAL REPORT

Very Conservative (0%-15%) RMS Fund (Unaudited)

Portfolio Managers

Kevin R. Miller
CEO,
Portfolio Manager

Kevin has served as portfolio manager of The E-Valuator Risk Managed Funds (RMS) since inception in 2012.

He created and began managing risk managed strategies for individual and corporate clients in 1997.

His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each Risk Managed Strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments.

In 2012, Kevin successfully launched a series of Risk Managed collective investment trust funds, predecessors to the RMS funds, that provided investment management services to thousands of investors.

About the Adviser

Systelligence, LLC is boutique money manager and a registered investment advisory firm located in Bloomington, Minnesota. The firm manages six mutual funds totaling approximately $646 Million USD in assets under management.

It employs an open architecture for a fund of funds strategy. Each of the six funds is fully diversified and represents a different level of risk-tolerance.

About The E-Valuator Software

Developed by Kevin Miller, The E-Valuator is a game-changer for investment performance management. The software combines industry leading control with dynamic charts and reports, providing evidence and documentation for investment selections based on predetermined criteria.

The software underlies the manager selection process for the RMS Funds and is available to advisors. Learn more at e-valuator.com.

Fund Facts

Share Class	Service	R4
Ticker	EVVLX	EVVCX
CUSIP	26929K306	26929K405
Inception Date	2-29-2012	2-29-2012
Minimum Investment	$10,000	$10,000
Sales Load	None	None
Redemption Fee	None	None
Expense Ratio Gross[3]	0.93%	1.33%
Expense Ratio Net[3]	0.80%	1.20%
AUM Fund Family	$646 million	
Adviser	Systelligence, LLC	
Portfolio Manager	Kevin R. Miller	

Learn more

Kevin R. Miller
CEO,
Portfolio Manager

Shareholder Services
888-507-2798
evaluatorfunds.com

E-Valuator Software
855-870-EVAL (3825)
e-valuator.com
info@e-valuator.com

[1]Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

There are risks involved with investing, including loss of principal. Current and future portfolio holdings are subject to risks as well. Diversification may not protect against market risk. There is no assurance the goals of the strategies discussed will be met. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from difference in generally accepted accounting in principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Bonds and bond funds will decrease in value as interest rates rise. These and other risks are described more fully in the fund's prospectus. The issuer of a fixed income security may not be able to make interest and principal payments when due. The lower the credit rating of a security, the greater the risk of default on its obligation.

Barclays Aggregate Bond Index - composed of the Barclays Govt/Credit Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

S&P 500 Index - consists of 500 domestic large companies as compiled by Standard & Poor's Financial Services, LLC.

Russell 2000 Index - consists of the smallest 2000 companies in the Russell 3000 Index, representing approximately 7% of the Russell market capitalization.

MSCI EAFE - this index is listed for foreign stock funds (EAFE refers to Europe, Australasia, and Far East). Widely accepted as a benchmark for international stock performance, the EAFE Index is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world.

Standard Deviation - a measure of risk (volatility). A larger standard deviation indicates an investment's performance will likely experience greater fluctuations.

The prospectus should be read carefully before investing. An investor should consider investment objectives, risks, and charges and expenses of the investment company carefully before investing. To obtain a prospectus which contains this and other information, contact your financial advisor, call 888-507-2798, or visit our website at www.evaluatorfunds.com.

Not FDIC Insured

evaluatorfunds.com

10
ANNUAL REPORT

The E-Valuator® Risk Managed Strategy Funds

Conservative (15%-30%) RMS Fund (Unaudited)

EVCLX | EVFCX — **Q3 2023**

Service Class | R4 Class — RMS (Risk Managed Strategy)

Investor Suitability

Short-term loss tolerance	Low
Stock market risk exposure	Below Ave.
Inflation risk exposure	Above Ave.
Withdrawal target date	2-4 years

Performance[1] as of 9/30/2023

	Average Annual Total Returns					
	QTR	1-YR	3-YR	5-YR	10-YR	Since Inception
EVCLX	-2.27%	5.08%	0.52%	2.13%	3.59%	4.07%
EVFCX	-2.35%	4.64%	0.11%	1.78%	3.25%	3.77%

Expense Ratio Gross/Net:[3] EVCLX 0.74%/0.67%; EVFCX 1.14%/1.07%
[2]Inception: 2-29-2012

Performance data quoted represents past performance. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 888-507-2798.

[3]The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2024 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower. **Expense Ratios do not include Acquired Fund Fees and Expenses (AFFE). To view AFFE please see prospectus.**

Top 10 Holdings

- Dodge & Cox Global Bond I
- VanEck IG Floating Rate
- Vanguard Core Bond Admiral
- DFA Diversified Fixed Income Instl
- Fidelity Total Bond
- Vanguard Emerging Markets Bond Admiral
- iShares Yield Optimized Bond
- Franklin Senior Loan
- T. Rowe Price Instl Floating Rate
- Fidelity Floating Rate High Income

Underlying Investments

Morningstar Categories	32
Actively Managed Assets	54%
Passively Managed Assets	46%

Asset Allocation

	Percent
Domestic Large Cap	8.5
Domestic Mid Cap	3.6
Domestic Small Cap	2.4
Foreign Large Cap	3.3
Foreign Sm/Mid Cap	0.6
Bonds	80.6
Money Market	1.0

Underlying Investments and Asset Allocation are not recommendations and are subject to change.

Investment Strategy

- "Fund-of-funds" that seeks as its primary objective to provide income and secondarily growth.
- Diversifies assets across industry-leading mutual funds and ETFs (Underlying Funds) based the team's outlook. Targets 3- and 5- year horizons that maintain the Fund's volatility (standard deviation) within a specified range and meet the rigorous performance tolerance demands of The E-Valuator analytical software (e-valuator.com).
- The E-Valuator software searches, screens and selects Underlying Investments based on 40 plus criteria (i.e., management tenure, volatility, fees, risk-adjusted return) set by the team. Daily oversight identifies lagging performance and suggests replacement funds to optimize return.
- Generally allocates 70%-85% of assets into active and passive Underlying Investments focused on fixed income, with the reminder to equity securities.
- Rebalanced periodically as the Underlying Investment balances vary +/- 10% from their original allocations.

Standard Deviation

Goal Range	2.5% to 5.0%	
	3-YR	5-YR
EVCLX	7.10%	8.52%
EVFCX	7.09%	8.49%
Bloomberg Agg Bond	6.20%	5.59%
S&P 500	17.85%	18.97%
Russell 2000	22.38%	24.37%
MSCI EAFE	18.34%	18.12%

evaluatorfunds.com

Distributed by UMB Distribution Services, LLC. Member FINRA/SIPC

11
ANNUAL REPORT

Conservative (15%-30%) RMS Fund (Unaudited)

Portfolio Manager

Kevin R. Miller
CEO,
Portfolio Manager

Kevin has served as portfolio manager of The E-Valuator Risk Managed Funds (RMS) since inception in 2012.

He created and began managing risk managed strategies for individual and corporate clients in 1997.

His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each Risk Managed Strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments.

In 2012, Kevin successfully launched a series of Risk Managed collective investment trust funds, predecessors to the RMS funds, that provided investment management services to thousands of investors.

About the Adviser

Systelligence, LLC is boutique money manager and a registered investment advisory firm located in Bloomington, Minnesota. The firm manages six mutual funds totaling approximately $646 Million USD in assets under management.

It employs an open architecture for a fund of funds strategy. Each of the six funds is fully diversified and represents a different level of risk-tolerance.

About The E-Valuator Software

Developed by Kevin Miller, The E-Valuator is a game-changer for investment performance management. The software combines industry leading control with dynamic charts and reports, providing evidence and documentation for investment selections based on predetermined criteria.

The software underlies the manager selection process for the RMS Funds and is available to advisors. Learn more at e-valuator.com.

Fund Facts

Share Class	Service	R4
Ticker	**EVCLX**	**EVFCX**
CUSIP	**26929K702**	**26929K801**
Inception Date	**2-29-2012**	**2-29-2012**
Minimum Investment	**$10,000**	**$10,000**
Sales Load	**None**	**None**
Redemption Fee	**None**	**None**
Expense Ratio Gross[3]	**0.74%**	**1.14%**
Expense Ratio Net[3]	**0.67%**	**1.07%**
AUM Fund Family	**$646 million**	
Adviser	**Systelligence, LLC**	
Portfolio Manager	**Kevin R. Miller**	

Learn more

Kevin R. Miller
CEO,
Portfolio Manager

Shareholder Services
888-507-2798
evaluatorfunds.com

E-Valuator Software
855-870-EVAL (3825)
e-valuator.com
info@e-valuator.com

[1]Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

There are risks involved with investing, including loss of principal. Current and future portfolio holdings are subject to risks as well. Diversification may not protect against market risk. There is no assurance the goals of the strategies discussed will be met. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from difference in generally accepted accounting in principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Bonds and bond funds will decrease in value as interest rates rise. These and other risks are described more fully in the fund's prospectus. The issuer of a fixed income security may not be able to make interest and principal payments when due. The lower the credit rating of a security, the greater the risk of default on its obligation.

Barclays Aggregate Bond Index - composed of the Barclays Govt/Credit Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

S&P 500 Index - consists of 500 domestic large companies as compiled by Standard & Poor's Financial Services, LLC.

Russell 2000 Index - consists of the smallest 2000 companies in the Russell 3000 Index, representing approximately 7% of the Russell market capitalization.

MSCI EAFE - this index is listed for foreign stock funds (EAFE refers to Europe, Australasia, and Far East). Widely accepted as a benchmark for international stock performance, the EAFE Index is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world.

Standard Deviation - a measure of risk (volatility). A larger standard deviation indicates an investment's performance will likely experience greater fluctuations.

The prospectus should be read carefully before investing. An investor should consider investment objectives, risks, and charges and expenses of the investment company carefully before investing. To obtain a prospectus which contains this and other information, contact your financial advisor, call 888-507-2798, or visit our website at www.evaluatorfunds.com.

Not FDIC Insured

evaluatorfunds.com

12
ANNUAL REPORT

Conservative/Moderate (30%-50%) RMS Fund(Unaudited)

EVTTX | EVFTX Q3 2023

Service Class | R4 Class RMS (Risk Managed Strategy)

Investor Suitability

Short-term loss tolerance	**Moderate**
Stock market risk exposure	**Below Ave.**
Inflation risk exposure	**Above Ave.**
Withdrawal target date	**4-6 years**

Performance[1] as of 9/30/2023

	Average Annual Total Returns					
	QTR	1-YR	3-YR	5-YR	10-YR	Since Inception
EVTTX	-2.40%	7.26%	1.51%	2.70%	3.60%	4.02%
EVFTX	-2.54%	6.80%	1.11%	2.44%	3.25%	3.61%

Expense Ratio Gross/Net:[3] EVTTX 0.89%/0.79%; EVFTX 1.29%/1.19%
[1]Inception: 2-29-2012

Performance data quoted represents past performance. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 888-507-2798.

[3]The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2024 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower. **Expense Ratios do not include Acquired Fund Fees and Expenses (AFFE). To view AFFE please see prospectus.**

Top 10 Holdings

- Dodge & Cox Global Bond I
- Vanguard Core Bond Admiral
- DFA Diversified Fixed Income Instl
- Vanguard Emerging Markets Bond Admiral
- VanEck IG Floating Rate
- Fidelity Total Bond
- iShares Yield Optimized Bond
- Fidelity Floating Rate High Income
- Franklin Senior Loan
- T. Rowe Price Instl Floating Rate

Underlying Investments

Morningstar Categories	32
Actively Managed Assets	49%
Passively Managed Assets	51%

Asset Allocation

	Percent
Domestic Large Cap	16.0
Domestic Mid Cap	6.7
Domestic Small Cap	4.4
Foreign Large Cap	6.1
Foreign Sm/Mid Cap	1.2
Bonds	64.8
Money Market	0.8

Underlying Investments and Asset Allocation are not recommendations and are subject to change.

Investment Strategy

- "Fund-of-funds" that seeks as its primary objective to provide income and secondarily growth.
- Diversifies assets across industry-leading mutual funds and ETFs (Underlying Funds) based the team's outlook. Targets 3- and 5- year horizons that maintain the Fund's volatility (standard deviation) within a specified range and meet the rigorous performance tolerance demands of The E-Valuator analytical software (e-valuator.com).
- The E-Valuator software searches, screens and selects Underlying Investments based on 40 plus criteria (i.e., management tenure, volatility, fees, risk-adjusted return) set by the team. Daily oversight identifies lagging performance and suggests replacement funds to optimize return.
- Generally allocates 50%-70% of assets into active and passive Underlying Investments focused on fixed income, with the reminder to equity securities.
- Rebalanced periodically as the Underlying Investment balances vary +/- 10% from their original allocations.

Standard Deviation

Goal Range	**4.0% to 6.5%**	
	3-YR	5-YR
EVTTX	**9.13%**	**11.13%**
EVFTX	**9.15%**	**11.15%**
Bloomberg Agg Bond	6.20%	5.59%
S&P 500	17.85%	18.97%
Russell 2000	22.38%	24.37%
MSCI EAFE	18.34%	18.12%

evaluatorfunds.com

Distributed by UMB Distribution Services, LLC. Member FINRA/SIPC

13
ANNUAL REPORT

Conservative/Moderate (30%-50%) RMS Fund (Unaudited)

Portfolio Manager

Kevin R. Miller
CEO,
Portfolio Manager

Kevin has served as portfolio manager of The E-Valuator Risk Managed Funds (RMS) since inception in 2012.

He created and began managing risk managed strategies for individual and corporate clients in 1997.

His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each Risk Managed Strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments.

In 2012, Kevin successfully launched a series of Risk Managed collective investment trust funds, predecessors to the RMS funds, that provided investment management services to thousands of investors.

About the Adviser

Systelligence, LLC is boutique money manager and a registered investment advisory firm located in Bloomington, Minnesota. The firm manages six mutual funds totaling approximately $646 Million USD in assets under management.

It employs an open architecture for a fund of funds strategy. Each of the six funds is fully diversified and represents a different level of risk-tolerance.

About The E-Valuator Software

Developed by Kevin Miller, The E-Valuator is a game-changer for investment performance management. The software combines industry leading control with dynamic charts and reports, providing evidence and documentation for investment selections based on predetermined criteria.

The software underlies the manager selection process for the RMS Funds and is available to advisors. Learn more at e-valuator.com.

Fund Facts

Share Class	Service	R4
Ticker	EVTTX	EVFTX
CUSIP	26929K884	26929K876
Inception Date	2-29-2012	2-29-2012
Minimum Investment	$10,000	$10,000
Sales Load	None	None
Redemption Fee	None	None
Expense Ratio Gross[3]	0.89%	1.29%
Expense Ratio Net[3]	0.79%	1.19%
AUM Fund Family	$646 million	
Adviser	Systelligence, LLC	
Portfolio Manager	Kevin R. Miller	

Learn more

Kevin R. Miller
CEO,
Portfolio Manager

Shareholder Services
888-507-2798
evaluatorfunds.com

E-Valuator Software
855-870-EVAL (3825)
e-valuator.com
info@e-valuator.com

[1]Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

There are risks involved with investing, including loss of principal. Current and future portfolio holdings are subject to risks as well. Diversification may not protect against market risk. There is no assurance the goals of the strategies discussed will be met. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from difference in generally accepted accounting in principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Bonds and bond funds will decrease in value as interest rates rise. These and other risks are described more fully in the fund's prospectus. The issuer of a fixed income security may not be able to make interest and principal payments when due. The lower the credit rating of a security, the greater the risk of default on its obligation.

Barclays Aggregate Bond Index - composed of the Barclays Govt/Credit Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

S&P 500 Index - consists of 500 domestic large companies as compiled by Standard & Poor's Financial Services, LLC.

Russell 2000 Index - consists of the smallest 2000 companies in the Russell 3000 Index, representing approximately 7% of the Russell market capitalization.

MSCI EAFE - this index is listed for foreign stock funds (EAFE refers to Europe, Australasia, and Far East). Widely accepted as a benchmark for international stock performance, the EAFE Index is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world.

Standard Deviation - a measure of risk (volatility). A larger standard deviation indicates an investment's performance will likely experience greater fluctuations.

The prospectus should be read carefully before investing. An investor should consider investment objectives, risks, and charges and expenses of the investment company carefully before investing. To obtain a prospectus which contains this and other information, contact your financial advisor, call 888-507-2798, or visit our website at www.evaluatorfunds.com.

Not FDIC Insured

evaluatorfunds.com

14
ANNUAL REPORT

The Evaluator® Risk Managed Strategy Funds

Moderate (50%-70%) RMS Fund (Unaudited)

EVMLX | EVFMX — **Q3 2023**

Service Class | R4 Class — RMS (Risk Managed Strategy)

Investor Suitability

Short-term loss tolerance	Acceptable
Stock market risk exposure	Average
Inflation risk exposure	Average
Withdrawal target date	6-9 years

Investment Strategy

- "Fund-of-funds" that seeks as its primary objective to provide principal growth and income.
- Diversifies assets across industry-leading mutual funds and ETFs (Underlying Funds) based the team's outlook. Targets 3- and 5- year horizons that maintain the Fund's volatility (standard deviation) within a specified range and meet the rigorous performance tolerance demands of The E-Valuator analytical software (e-valuator.com).
- The E-Valuator software searches, screens and selects Underlying Investments based on 40 plus criteria (i.e., management tenure, volatility, fees, risk-adjusted return) set by the team. Daily oversight identifies lagging performance and suggests replacement funds to optimize return.
- Generally allocates 30%-50% of assets into active and passive Underlying Investments focused on fixed income, with the remainder to equity securities.
- Rebalanced periodically as the Underlying Investment balances vary +/- 10% from their original allocations.

Performance[1] as of 9/30/2023

	Average Annual Total Returns					
	QTR	1-YR	3-YR	5-YR	10-YR	Since Inception
EVMLX	-2.62%	10.43%	2.58%	3.39%	5.49%	6.25%
EVFMX	-2.71%	9.88%	2.19%	3.05%	5.13%	5.94%

Expense Ratio Gross/Net:[3] EVMLX 0.67%/0.60%; EVFMX 1.07%/1.00%
[2]Inception: 2-29-2012

Performance data quoted represents past performance. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 888-507-2798.

[3]The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2024 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower. **Expense Ratios do not include Acquired Fund Fees and Expenses (AFFE). To view AFFE please see prospectus.**

Standard Deviation

Goal Range	5.5% to 8.5%	
	3-YR	5-YR
EVMLX	**11.71%**	**13.88%**
EVFMX	**11.74%**	**13.88%**
Bloomberg Agg Bond	6.20%	5.59%
S&P 500	17.85%	18.97%
Russell 2000	22.38%	24.37%
MSCI EAFE	18.34%	18.12%

Top 10 Holdings

- Dodge & Cox Global Bond I
- Fidelity Total Bond
- DFA Global Equity I
- Vanguard Core Bond Admiral
- DFA Diversified Fixed Income Instl
- American Funds New Perspective R6
- Vanguard Emerging Markets Bond Admiral
- VanEck IG Floating Rate
- iShares Core S&P Mid-Cap
- Vanguard Strategic Equity Inv

Underlying Investments

Morningstar Categories	32
Actively Managed Assets	44%
Passively Managed Assets	56%

Asset Allocation

	Percent
Domestic Large Cap	25.8
Domestic Mid Cap	10.6
Domestic Small Cap	7.1
Foreign Large Cap	9.2
Foreign Sm/Mid Cap	1.8
Bonds	45.0
Money Market	0.5

Underlying Investments and Asset Allocation are not recommendations and are subject to change.

evaluatorfunds.com

Distributed by UMB Distribution Services, LLC. Member FINRA/SIPC

15
ANNUAL REPORT

Moderate (50%-70%) RMS Fund (Unaudited)

Portfolio Manager

Kevin R. Miller
CEO,
Portfolio Manager

Kevin has served as portfolio manager of The E-Valuator Risk Managed Funds (RMS) since inception in 2012.

He created and began managing risk managed strategies for individual and corporate clients in 1997.

His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each Risk Managed Strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments.

In 2012, Kevin successfully launched a series of Risk Managed collective investment trust funds, predecessors to the RMS funds, that provided investment management services to thousands of investors.

About the Adviser

Systelligence, LLC is boutique money manager and a registered investment advisory firm located in Bloomington, Minnesota. The firm manages six mutual funds totaling approximately $646 Million USD in assets under management.

It employs an open architecture for a fund of funds strategy. Each of the six funds is fully diversified and represents a different level of risk-tolerance.

About The E-Valuator Software

Developed by Kevin Miller, The E-Valuator is a game-changer for investment performance management. The software combines industry leading control with dynamic charts and reports, providing evidence and documentation for investment selections based on predetermined criteria.

The software underlies the manager selection process for the RMS Funds and is available to advisors. Learn more at e-valuator.com.

Fund Facts

Share Class	Service	R4
Ticker	**EVMLX**	**EVFMX**
CUSIP	**26929K108**	**26929K207**
Inception Date	**2-29-2012**	**2-29-2012**
Minimum Investment	**$10,000**	**$10,000**
Sales Load	**None**	**None**
Redemption Fee	**None**	**None**
Expense Ratio Gross[3]	**0.67%**	**1.07%**
Expense Ratio Net[3]	**0.60%**	**1.00%**
AUM Fund Family	**$646 million**	
Adviser	**Systelligence, LLC**	
Portfolio Manager	**Kevin R. Miller**	

Learn more

Kevin R. Miller
CEO,
Portfolio Manager

Shareholder Services
888-507-2798
evaluatorfunds.com

E-Valuator Software
855-870-EVAL (3825)
e-valuator.com
info@e-valuator.com

[1]Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

There are risks involved with investing, including loss of principal. Current and future portfolio holdings are subject to risks as well. Diversification may not protect against market risk. There is no assurance the goals of the strategies discussed will be met. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from difference in generally accepted accounting in principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Bonds and bond funds will decrease in value as interest rates rise. These and other risks are described more fully in the fund's prospectus. The issuer of a fixed income security may not be able to make interest and principal payments when due. The lower the credit rating of a security, the greater the risk of default on its obligation.

Barclays Aggregate Bond Index - composed of the Barclays Govt/Credit Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

S&P 500 Index - consists of 500 domestic large companies as compiled by Standard & Poor's Financial Services, LLC.

Russell 2000 Index - consists of the smallest 2000 companies in the Russell 3000 Index, representing approximately 7% of the Russell market capitalization.

MSCI EAFE - this index is listed for foreign stock funds (EAFE refers to Europe, Australasia, and Far East). Widely accepted as a benchmark for international stock performance, the EAFE Index is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world.

Standard Deviation - a measure of risk (volatility). A larger standard deviation indicates an investment's performance will likely experience greater fluctuations.

The prospectus should be read carefully before investing. An investor should consider investment objectives, risks, and charges and expenses of the investment company carefully before investing. To obtain a prospectus which contains this and other information, contact your financial advisor, call 888-507-2798, or visit our website at www.evaluatorfunds.com.

Not FDIC Insured

evaluatorfunds.com

16
ANNUAL REPORT

Growth (70%-85%) RMS Fund (Unaudited)

EVGLX | EVGRX **Q3 2023**

Service Class | R4 Class — RMS (Risk Managed Strategy)

Investor Suitability

Short-term loss tolerance	High
Stock market risk exposure	Above Ave.
Inflation risk exposure	Below Ave.
Withdrawal target date	9-12 years

Performance[1] as of 9/30/2023

	Average Annual Total Returns					
	QTR	1-YR	3-YR	5-YR	10-YR	Since Inception
EVGLX	-2.76%	13.64%	3.64%	4.29%	6.52%	7.67%
EVGRX	-2.84%	13.08%	3.21%	3.92%	6.16%	7.31%

Expense Ratio Gross/Net:[3] EVGLX 0.65%/0.58%; EVGRX 1.05%/0.98%
[2]Inception: 2-29-2012

Performance data quoted represents past performance. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 888-507-2798.

[3]The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2024 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower. **Expense Ratios do not include Acquired Fund Fees and Expenses (AFFE). To view AFFE please see prospectus.**

Top 10 Holdings

- DFA Global Equity I
- American Funds New Perspective R6
- Vanguard Strategic Equity Inv
- iShares Core S&P Mid-Cap
- Dodge & Cox Global Bond I
- TIAA-CREF Large-Cap Gr Idx Instl
- Schwab US Large-Cap Growth
- Invesco S&P MidCap 400 Revenue
- Invesco QQQ Trust
- Fidelity Total Bond

Underlying Investments

Morningstar Categories	31
Actively Managed Assets	39%
Passively Managed Assets	61%

Investment Strategy

- "Fund-of-funds" that seeks as its primary objective long-term growth and and secondarily current income.
- Diversifies assets across industry-leading mutual funds and ETFs (Underlying Funds) based the team's outlook. Targets 3- and 5- year horizons that maintain the Fund's volatility (standard deviation) within a specified range and meet the rigorous performance tolerance demands of The E-Valuator analytical software (e-valuator.com).
- The E-Valuator software searches, screens and selects Underlying Investments based on 40 plus criteria (i.e., management tenure, volatility, fees, risk-adjusted return) set by the team. Daily oversight identifies lagging performance and suggests replacement funds to optimize return.
- Generally allocates 15%-30% of assets into active and passive Underlying Investments focused on fixed income, with the remainder to equity securities.
- Rebalanced periodically as the Underlying Investment balances vary +/- 10% from their original allocations.

Standard Deviation

Goal Range	8.0% to 11%	
	3-YR	5-YR
EVGLX	13.99%	16.05%
EVGRX	13.96%	16.07%
Bloomberg Agg Bond	6.20%	5.59%
S&P 500	17.85%	18.97%
Russell 2000	22.38%	24.37%
MSCI EAFE	18.34%	18.12%

Asset Allocation

	Percent
Domestic Large Cap	34.6
Domestic Mid Cap	14.5
Domestic Small Cap	9.6
Foreign Large Cap	12.1
Foreign Sm/Mid Cap	2.6
Bonds	26.1
Money Market	0.5

Underlying Investments and Asset Allocation are not recommendations and are subject to change.

evaluatorfunds.com

Distributed by UMB Distribution Services, LLC. Member FINRA/SIPC

17
ANNUAL REPORT

Growth (70%-85%) RMS Fund (Unaudited)

Portfolio Manager

Kevin R. Miller
CEO,
Portfolio Manager

Kevin has served as portfolio manager of The E-Valuator Risk Managed Funds (RMS) since inception in 2012.

He created and began managing risk managed strategies for individual and corporate clients in 1997.

His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each Risk Managed Strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments.

In 2012, Kevin successfully launched a series of Risk Managed collective investment trust funds, predecessors to the RMS funds, that provided investment management services to thousands of investors.

About the Adviser

Systelligence, LLC is boutique money manager and a registered investment advisory firm located in Bloomington, Minnesota. The firm manages six mutual funds totaling approximately $646 Million USD in assets under management.

It employs an open architecture for a fund of funds strategy. Each of the six funds is fully diversified and represents a different level of risk-tolerance.

About The E-Valuator Software

Developed by Kevin Miller, The E-Valuator is a game-changer for investment performance management. The software combines industry leading control with dynamic charts and reports, providing evidence and documentation for investment selections based on predetermined criteria.

The software underlies the manager selection process for the RMS Funds and is available to advisors. Learn more at e-valuator.com.

Fund Facts

Share Class	Service	R4
Ticker	EVGLX	EVGRX
CUSIP	26929K868	26929K850
Inception Date	2-29-2012	2-29-2012
Minimum Investment	$10,000	$10,000
Sales Load	None	None
Redemption Fee	None	None
Expense Ratio Gross[3]	0.65%	1.05%
Expense Ratio Net[3]	0.58%	0.98%
AUM Fund Family	$646 million	
Adviser	Systelligence, LLC	
Portfolio Manager	Kevin R. Miller	

Learn more

Kevin R. Miller
CEO,
Portfolio Manager

Shareholder Services
888-507-2798
evaluatorfunds.com

E-Valuator Software
855-870-EVAL (3825)
e-valuator.com
info@e-valuator.com

[1]Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

There are risks involved with investing, including loss of principal. Current and future portfolio holdings are subject to risks as well. Diversification may not protect against market risk. There is no assurance the goals of the strategies discussed will be met. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from difference in generally accepted accounting in principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Bonds and bond funds will decrease in value as interest rates rise. These and other risks are described more fully in the fund's prospectus. The issuer of a fixed income security may not be able to make interest and principal payments when due. The lower the credit rating of a security, the greater the risk of default on its obligation.

Barclays Aggregate Bond Index - composed of the Barclays Govt/Credit Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

S&P 500 Index - consists of 500 domestic large companies as compiled by Standard & Poor's Financial Services, LLC.

Russell 2000 Index - consists of the smallest 2000 companies in the Russell 3000 Index, representing approximately 7% of the Russell market capitalization.

MSCI EAFE - this index is listed for foreign stock funds (EAFE refers to Europe, Australasia, and Far East). Widely accepted as a benchmark for international stock performance, the EAFE Index is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world.

Standard Deviation - a measure of risk (volatility). A larger standard deviation indicates an investment's performance will likely experience greater fluctuations.

The prospectus should be read carefully before investing. An investor should consider investment objectives, risks, and charges and expenses of the investment company carefully before investing. To obtain a prospectus which contains this and other information, contact your financial advisor, call 888-507-2798, or visit our website at www.evaluatorfunds.com.

Not FDIC Insured

evaluatorfunds.com

18
ANNUAL REPORT

The E-valuator® Risk Managed Strategy Funds

Aggressive Growth (85%-99%) RMS Fund (Unaudited)

EVAGX | EVFGX — **Q3 2023**

Service Class | R4 Class — RMS (Risk Managed Strategy)

Investor Suitability

Short-term loss tolerance	**Very high**
Stock market risk exposure	**Significant**
Inflation risk exposure	**Minimal**
Withdrawal target date	**> 12 years**

Performance[1] as of 9/30/2023

	Average Annual Total Returns					
	QTR	1-YR	3-YR	5-YR	10-YR	Since Inception
EVAGX	-3.02%	15.47%	4.77%	4.54%	6.75%	7.89%
EVFGX	-3.14%	14.98%	4.35%	4.20%	6.35%	7.44%

Expense Ratio Gross/Net:[3] EVAGX 0.66%/0.59%; EVFGX 1.06%/0.99%
[2]Inception: 2-29-2012

Performance data quoted represents past performance. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 888-507-2798.

[3]The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2024 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower. **Expense Ratios do not include Acquired Fund Fees and Expenses (AFFE). To view AFFE please see prospectus.**

Top 10 Holdings

- DFA Global Equity I
- American Funds New Perspective R6
- iShares Core S&P Mid-Cap
- Invesco S&P MidCap 400 Revenue
- Schwab US Large-Cap Growth
- TIAA-CREF Large-Cap Gr Idx Instl
- Vanguard Strategic Equity Inv
- Vanguard Mid-Cap Growth
- Vanguard Windsor Admiral
- Invesco QQQ Trust

Underlying Investments

Morningstar Categories	31
Actively Managed Assets	33%
Passively Managed Assets	67%

Asset Allocation

	Percent
Domestic Large Cap	41.9
Domestic Mid Cap	17.2
Domestic Small Cap	11.5
Foreign Large Cap	14.6
Foreign Sm/Mid Cap	3.2
Bonds	11.1
Money Market	0.5

Underlying Investments and Asset Allocation are not recommendations and are subject to change.

Investment Strategy

- "Fund-of-funds" that seeks as its primary objective long-term total return through principal appreciation and secondarily current income.
- Diversifies assets across industry-leading mutual funds and ETFs (Underlying Funds) based the team's outlook. Targets 3- and 5- year horizons that maintain the Fund's volatility (standard deviation) within a specified range and meet the rigorous performance tolerance demands of The E-Valuator analytical software (e-valuator.com).
- The E-Valuator software searches, screens and selects Underlying Investments based on 40 plus criteria (i.e., management tenure, volatility, fees, risk-adjusted return) set by the team. Daily oversight identifies lagging performance and suggests replacement funds to optimize return.
- Generally allocates 1%-15% of assets into active and passive Underlying Investments focused on fixed income, with the remainder to equity securities.
- Rebalanced periodically as the Underlying Investment balances vary +/- 10% from their original allocations.

Standard Deviation

Goal Range	9.5% to 13.5%	
	3-YR	5-YR
EVAGX	**15.67%**	**17.87%**
EVFGX	**15.61%**	**17.83%**
Bloomberg Agg Bond	6.20%	5.59%
S&P 500	17.85%	18.97%
Russell 2000	22.38%	24.37%
MSCI EAFE	18.34%	18.12%

evaluatorfunds.com

Distributed by UMB Distribution Services, LLC. Member FINRA/SIPC

19
ANNUAL REPORT

Aggressive Growth (85%-99%) RMS Fund (Unaudited)

Portfolio Manager

Kevin R. Miller
CEO,
Portfolio Manager

Kevin has served as portfolio manager of The E-Valuator Risk Managed Funds (RMS) since inception in 2012.

He created and began managing risk managed strategies for individual and corporate clients in 1997.

His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each Risk Managed Strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments.

In 2012, Kevin successfully launched a series of Risk Managed collective investment trust funds, predecessors to the RMS funds, that provided investment management services to thousands of investors.

About the Adviser

Systelligence, LLC is boutique money manager and a registered investment advisory firm located in Bloomington, Minnesota. The firm manages six mutual funds totaling approximately $646 Million USD in assets under management.

It employs an open architecture for a fund of funds strategy. Each of the six funds is fully diversified and represents a different level of risk-tolerance.

About The E-Valuator Software

Developed by Kevin Miller, The E-Valuator is a game-changer for investment performance management. The software combines industry leading control with dynamic charts and reports, providing evidence and documentation for investment selections based on predetermined criteria.

The software underlies the manager selection process for the RMS Funds and is available to advisors. Learn more at e-valuator.com.

Fund Facts

Share Class	Service	R4
Ticker	**EVAGX**	**EVFGX**
CUSIP	**26929K504**	**26929K603**
Inception Date	**2-29-2012**	**2-29-2012**
Minimum Investment	**$10,000**	**$10,000**
Sales Load	**None**	**None**
Redemption Fee	**None**	**None**
Expense Ratio Gross[3]	**0.66%**	**1.06%**
Expense Ratio Net[3]	**0.59%**	**0.99%**
AUM Fund Family	**$646 million**	
Adviser	**Systelligence, LLC**	
Portfolio Manager	**Kevin R. Miller**	

Learn more

Kevin R. Miller
CEO,
Portfolio Manager

Shareholder Services
888-507-2798
evaluatorfunds.com

E-Valuator Software
855-870-EVAL (3825)
e-valuator.com
info@e-valuator.com

[1]Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

There are risks involved with investing, including loss of principal. Current and future portfolio holdings are subject to risks as well. Diversification may not protect against market risk. There is no assurance the goals of the strategies discussed will be met. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from difference in generally accepted accounting in principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Bonds and bond funds will decrease in value as interest rates rise. These and other risks are described more fully in the fund's prospectus. The issuer of a fixed income security may not be able to make interest and principal payments when due. The lower the credit rating of a security, the greater the risk of default on its obligation.

Barclays Aggregate Bond Index - composed of the Barclays Govt/Credit Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

S&P 500 Index - consists of 500 domestic large companies as compiled by Standard & Poor's Financial Services, LLC.

Russell 2000 Index - consists of the smallest 2000 companies in the Russell 3000 Index, representing approximately 7% of the Russell market capitalization.

MSCI EAFE - this index is listed for foreign stock funds (EAFE refers to Europe, Australasia, and Far East). Widely accepted as a benchmark for international stock performance, the EAFE Index is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world.

Standard Deviation - a measure of risk (volatility). A larger standard deviation indicates an investment's performance will likely experience greater fluctuations.

The prospectus should be read carefully before investing. An investor should consider investment objectives, risks, and charges and expenses of the investment company carefully before investing. To obtain a prospectus which contains this and other information, contact your financial advisor, call 888-507-2798, or visit our website at www.evaluatorfunds.com.

Not FDIC Insured

evaluatorfunds.com

20
ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund (Unaudited)

	Total Return	Average Annual Return
	One Year Ended 9/30/2023	5 Years Ended 9/30/2023	10 Years Ended 9/30/2023*

The E-Valuator Very Conservative (0%-15%) RMS Fund- Service:	2.40%	1.21%	2.07%
The E-Valuator Very Conservative (0%-15%) RMS Fund- R4:	2.03%	0.91%	1.79%
Bloomberg US Aggregate Bond Index:	0.64%	0.10%	1.13%

* The Fund commenced operations as a series of the Trust following the completion of the reorganization of the corresponding series of World Funds Trust with the same name and managed by the Adviser (the “Predecessor Fund”) into the Fund, which occurred on May 21, 2021 (the “Reorganization”). The investment objective, strategy, policies, guidelines and restrictions of the Fund were and continue to be, in all material respects, the same as those of the Predecessor Fund at the time of the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information prior to May 21, 2021 included herein is that of the Predecessor Fund. Performance information prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund of which the Predecessor Fund is the successor.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The Bloomberg US Aggregate Bond Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment grade, taxable, fixed income securities in the United States - including government, corporate and international dollar denominated bonds as well as mortgage-backed and asset-backed securities, all with maturities of less than one year.

21
ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

Schedule of Investments

As of September 30, 2023

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 46.0%
	AGGREGATE BOND — 10.0%
6,230	AB High Yield ETF	$216,804
37,349	Fidelity Total Bond ETF	1,626,922
15,303	iShares Yield Optimized Bond ETF	327,096
		2,170,822
	BROAD BASED — 0.1%
482	Invesco DB Commodity Index Tracking Fund	12,031

	BROAD MARKET — 0.1%
264	Schwab Fundamental U.S. Broad Market Index ETF	14,545

	CONSUMER STAPLES — 0.1%
65	iShares U.S. Consumer Staples ETF	12,123
70	Vanguard Consumer Staples ETF	12,787
		24,910
	CONVERTIBLE — 0.6%
1,779	iShares Convertible Bond ETF	132,020

	CORPORATE — 33.5%
31,756	Franklin Senior Loan ETF	763,732
14,617	iShares 0-5 Year High Yield Corporate Bond ETF	599,735
16,472	iShares Inflation Hedged Corporate Bond ETF	405,793
17,664	PGIM Ultra Short Bond ETF	874,191
51,533	Principal Active High Yield ETF	930,171
13,809	SPDR Portfolio Intermediate Term Corporate Bond ETF	434,293
23,793	SPDR Portfolio Short Term Corporate Bond ETF	697,611
39,383	VanEck IG Floating Rate ETF	995,996
9,009	Vanguard Long-Term Corporate Bond ETF	645,224
22,443	Xtrackers Short Duration High Yield Bond ETF	965,500
		7,312,246
	EMERGING MARKETS — 0.1%
599	Columbia EM Core ex-China ETF	16,425

	GLOBAL — 0.1%
254	SPDR Global Dow ETF	27,705

	INTERNATIONAL — 0.3%
939	iShares Currency Hedged MSCI EAFE Small-Cap ETF	26,165
410	Schwab Fundamental International Large Co. Index ETF	12,985
274	SPDR Portfolio Developed World ex-US ETF	8,497
193	Vanguard FTSE Developed Markets ETF	8,438

22
ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

Schedule of Investments - Continued

As of September 30, 2023

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
311	WisdomTree Global ex-US Quality Dividend Growth Fund	$10,403
		66,488
	LARGE-CAP — 0.4%
54	Invesco QQQ Trust Series 1	19,346
196	Invesco S&P 500 GARP ETF	17,883
234	Schwab Fundamental U.S. Large Co. Index ETF	13,097
294	Schwab U.S. Large-Cap Growth ETF	21,380
347	SPDR Portfolio S&P 500 Value ETF	14,317
133	SPDR Russell 1000 Yield Focus ETF	12,159
		98,182
	MID-CAP — 0.5%
110	Invesco S&P MidCap 400 Pure Value ETF	10,836
244	Invesco S&P Midcap 400 Revenue ETF	22,894
93	iShares Core S&P Mid-Cap ETF	23,190
297	JPMorgan Market Expansion Enhanced Equity ETF	14,392
192	Vanguard Mid-Cap Growth ETF	37,396
		108,708
	PRECIOUS METALS — 0.1%
685	abrdn Physical Silver Shares ETF*	14,563
304	iShares Gold Trust*	10,637
		25,200
	SMALL-CAP — 0.1%
331	Dimensional U.S. Small Cap ETF	17,374
	Total Exchange-Traded Funds
	(Cost $10,225,965)	10,026,656
	MUTUAL FUNDS — 52.3%
	AGGREGATE BOND — 17.1%
50,731	Allspring Core Plus Bond Fund - Class R6	545,861
174,276	DFA Diversified Fixed Income Portfolio - Class Institutional	1,561,511
94,158	Vanguard Core Bond Fund - Admiral Shares	1,621,406
		3,728,778
	BANK LOANS — 3.2%
74,596	Fidelity Advisor Floating Rate High Income Fund	690,008

	BLEND BROAD MARKET — 0.1%
405	DFA U.S. Core Equity 1 Portfolio - Class Institutional	13,162

	BLEND LARGE CAP — 0.1%
444	DFA U.S. Large Co. Portfolio - Class Institutional	12,973

23
ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

Schedule of Investments - Continued

As of September 30, 2023

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND LARGE CAP (Continued)
98	Fidelity 500 Index Fund - Class Institutional Premium	$14,647
		27,620
	BLEND MID CAP — 0.1%
807	Vanguard Strategic Equity Fund - Class Investor	25,920

	EMERGING MARKET STOCK — 0.0%
119	New World Fund, Inc. - Class F-3	8,465

	EMERGING MARKETS BOND — 11.5%
95,508	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	744,004
143,241	VanEck Emerging Markets Bond Fund	734,825
47,485	Vanguard Emerging Markets Bond Fund - Class Admiral	1,031,380
		2,510,209
	FOREIGN AGGREGATE BOND — 12.9%
66,846	DFA Short Duration Real Return Portfolio - Class Institutional	699,210
206,134	Dodge & Cox Global Bond Fund - Class I	2,106,694
		2,805,904
	FOREIGN BLEND — 0.3%
2,523	Dimensional Global Equity Portfolio - Class Institutional	70,942

	FOREIGN VALUE — 0.2%
589	DFA International Value Portfolio - Class Institutional	11,230
1,904	Dodge & Cox Global Stock Fund - Class I	26,786
		38,016
	GENERAL CORPORATE BOND — 3.3%
75,657	T Rowe Price Institutional Floating Rate Fund - Class Institutional	709,658

	GOVERNMENT LONG — 2.9%
81,274	Vanguard Long-Term Treasury Fund - Class Admiral	638,003

	GROWTH BROAD MARKET — 0.2%
981	New Perspective Fund - Class R-6	52,049

	GROWTH LARGE CAP — 0.1%
454	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	21,031

	GROWTH SMALL CAP — 0.1%
254	Vanguard Explorer Fund - Class Admiral	23,306

	VALUE LARGE CAP — 0.1%
283	Vanguard Windsor Fund - Class Admiral	19,865

24
ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

Schedule of Investments - Continued

As of September 30, 2023

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	VALUE MID CAP — 0.1%
482	DFA U.S. Targeted Value Portfolio - Class Institutional	$13,599
	Total Mutual Funds
	(Cost $11,894,702)	11,396,535

	MONEY MARKET FUNDS — 1.7%
118,232	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.26%[1]	118,232
251,695	Goldman Sachs Financial Square Government Fund - Institutional Class, 5.16%[1]	251,695
	Money Market Funds
	(Cost $369,927)	369,927
	TOTAL INVESTMENTS — 100.0%
	(Cost $22,490,594)	21,793,118
	Other Assets in Excess of Liabilities — 0.0%	2,425
	TOTAL NET ASSETS — 100.0%	$21,795,543

*Non-income producing security.
[1]Effective 7 day yield as of September 30, 2023.

See Notes to Financial Statements

25
ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

Schedule of Investments

As of September 30, 2023 (Unaudited)

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Aggregate Bond	17.1%
Foreign Aggregate Bond	12.9%
Emerging Markets Bond	11.5%
General Corporate Bond	3.3%
Bank Loans	3.2%
Government Long	2.9%
Foreign Blend	0.3%
Growth Broad Market	0.2%
Foreign Value	0.2%
Blend Large Cap	0.1%
Blend Mid Cap	0.1%
Growth Small Cap	0.1%
Growth Large Cap	0.1%
Value Large Cap	0.1%
Value Mid Cap	0.1%
Blend Broad Market	0.1%
Emerging Market Stock	0.0%
Total Mutual Funds	52.3%
Exchange-Traded Funds
Corporate	33.5%
Aggregate Bond	10.0%
Convertible	0.6%
Mid-cap	0.5%
Large-cap	0.4%
International	0.3%
Global	0.1%
Precious Metals	0.1%
Consumer Staples	0.1%
Small-cap	0.1%
Emerging Markets	0.1%
Broad Market	0.1%
Broad Based	0.1%
Total Exchange-Traded Funds	46.0%
Money Market Funds	1.7%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See Notes to Financial Statements

26
ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund (Unaudited)

$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
14,223
11,185
09/30/2013
09/30/2014
09/30/2015
09/30/2016
09/30/2017
09/30/2018
09/30/2019
09/30/2020
09/30/2021
09/30/2022
09/30/2023
The E-Valuator Conservative (15%-30%) RMS Fund
Bloomberg Barclays US Aggregate Bond Index

	Total Return	Average Annual Return
	One Year Ended 9/30/2023	5 Years Ended 9/30/2023	10 Years Ended 9/30/2023*

The E-Valuator Conservative (15%-30%) RMS Fund- Service:	5.08%	2.13%	3.59%
The E-Valuator Conservative (15%-30%) RMS Fund- R4:	4.64%	1.78%	3.25%
Bloomberg US Aggregate Bond Index:	0.64%	0.10%	1.13%

* The Fund commenced operations as a series of the Trust following the completion of the reorganization of the corresponding series of World Funds Trust with the same name and managed by the Adviser (the “Predecessor Fund”) into the Fund, which occurred on May 21, 2021 (the “Reorganization”). The investment objective, strategy, policies, guidelines and restrictions of the Fund were and continue to be, in all material respects, the same as those of the Predecessor Fund at the time of the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information prior to May 21, 2021 included herein is that of the Predecessor Fund. Performance information prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund of which the Predecessor Fund is the successor.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The Bloomberg US Aggregate Bond Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment grade, taxable, fixed income securities in the United States - including government, corporate and international dollar denominated bonds as well as mortgage-backed and asset-backed securities, all with maturities of less than one year.

27
ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

Schedule of Investments

As of September 30, 2023

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 47.8%
	AGGREGATE BOND — 10.5%
22,125	AB High Yield ETF	$769,950
59,070	Fidelity Total Bond ETF	2,573,089
96,133	iShares Yield Optimized Bond ETF	2,054,805
		5,397,844
	BROAD BASED — 0.1%
2,622	Invesco DB Commodity Index Tracking Fund	65,445

	BROAD MARKET — 0.5%
4,566	Schwab Fundamental U.S. Broad Market Index ETF	251,557

	CONSUMER STAPLES — 0.6%
776	iShares U.S. Consumer Staples ETF	144,732
805	Vanguard Consumer Staples ETF	147,049
		291,781
	CONVERTIBLE — 0.6%
4,051	iShares Convertible Bond ETF	300,625

	CORPORATE — 26.1%
76,349	Franklin Senior Loan ETF	1,836,193
33,049	iShares 0-5 Year High Yield Corporate Bond ETF	1,356,001
31,990	iShares Inflation Hedged Corporate Bond ETF	788,083
85,385	Principal Active High Yield ETF	1,541,199
27,318	SPDR Portfolio Intermediate Term Corporate Bond ETF	859,151
53,620	SPDR Portfolio Short Term Corporate Bond ETF	1,572,138
103,819	VanEck IG Floating Rate ETF	2,625,583
17,674	Vanguard Long-Term Corporate Bond ETF	1,265,812
36,380	Xtrackers Short Duration High Yield Bond ETF	1,565,071
		13,409,231
	EMERGING MARKETS — 0.5%
3,833	Columbia EM Core ex-China ETF	105,101
1,517	Schwab Fundamental Emerging Markets Large Co. Index ETF	39,776
2,901	SPDR S&P Emerging Markets Dividend ETF	86,380
		231,257
	GLOBAL — 0.5%
2,214	SPDR Global Dow ETF	241,494

	INTERNATIONAL — 1.1%
2,358	iShares Currency Hedged MSCI EAFE Small-Cap ETF	65,706
3,163	Schwab Fundamental International Large Co. Index ETF	100,172
3,746	SPDR Portfolio Developed World ex-US ETF	116,164
2,754	Vanguard FTSE Developed Markets ETF	120,405

28
ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

Schedule of Investments - Continued

As of September 30, 2023

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
5,158	WisdomTree Global ex-US Quality Dividend Growth Fund	$172,535
		574,982
	LARGE-CAP — 2.7%
603	Invesco QQQ Trust Series 1	216,037
2,558	Invesco S&P 500 GARP ETF	233,392
3,164	Schwab Fundamental U.S. Large Co. Index ETF	177,089
5,704	Schwab U.S. Large-Cap Growth ETF	414,795
4,466	SPDR Portfolio S&P 500 Value ETF	184,267
1,679	SPDR Russell 1000 Yield Focus ETF	153,492
		1,379,072
	MID-CAP — 3.3%
1,829	Invesco S&P MidCap 400 Pure Value ETF	180,181
3,952	Invesco S&P Midcap 400 Revenue ETF	370,816
3,583	Invesco S&P MidCap Momentum ETF	288,467
1,464	iShares Core S&P Mid-Cap ETF	365,048
4,729	JPMorgan Market Expansion Enhanced Equity ETF	229,154
1,438	Vanguard Mid-Cap Growth ETF	280,079
		1,713,745
	PRECIOUS METALS — 0.4%
4,958	abrdn Physical Silver Shares ETF*	105,407
2,243	iShares Gold Trust*	78,483
		183,890
	SMALL-CAP — 0.8%
4,409	Dimensional U.S. Small Cap ETF	231,428
4,015	Invesco S&P SmallCap Momentum ETF	194,759
		426,187
	THEMATIC — 0.1%
1,891	Global X U.S. Infrastructure Development ETF	57,449
	Total Exchange-Traded Funds
	(Cost $24,932,066)	24,524,559
	MUTUAL FUNDS — 50.9%
	AGGREGATE BOND — 13.2%
148,437	Allspring Core Plus Bond Fund - Class R6	1,597,178
290,486	DFA Diversified Fixed Income Portfolio - Class Institutional	2,602,752
149,655	Vanguard Core Bond Fund - Admiral Shares	2,577,065
		6,776,995
	BANK LOANS — 3.2%
177,059	Fidelity Advisor Floating Rate High Income Fund	1,637,794

29
ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

Schedule of Investments - Continued

As of September 30, 2023

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND BROAD MARKET — 0.4%
6,408	DFA U.S. Core Equity 1 Portfolio - Class Institutional	$208,205

	BLEND LARGE CAP — 0.9%
7,044	DFA U.S. Large Co. Portfolio - Class Institutional	205,963
1,723	Fidelity 500 Index Fund - Class Institutional Premium	257,292
		463,255
	BLEND MID CAP — 0.7%
11,641	Vanguard Strategic Equity Fund - Class Investor	374,017

	EMERGING MARKET STOCK — 0.3%
2,135	New World Fund, Inc. - Class F-3	151,285

	EMERGING MARKETS BOND — 9.8%
167,061	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	1,301,407
235,889	VanEck Emerging Markets Bond Fund	1,210,109
115,065	Vanguard Emerging Markets Bond Fund - Class Admiral	2,499,221
		5,010,737
	FOREIGN AGGREGATE BOND — 11.3%
150,652	DFA Short Duration Real Return Portfolio - Class Institutional	1,575,817
412,507	Dodge & Cox Global Bond Fund - Class I	4,215,818
		5,791,635
	FOREIGN BLEND — 1.5%
3,778	DFA International Small Co. Portfolio - Class Institutional	66,648
24,373	Dimensional Global Equity Portfolio - Class Institutional	685,365
		752,013
	FOREIGN VALUE — 1.1%
5,934	American Beacon EAM International Small Cap Fund - Class R5	95,125
4,854	DFA International Small Cap Value Portfolio - Class Institutional	96,117
4,774	DFA International Value Portfolio - Class Institutional	91,045
19,149	Dodge & Cox Global Stock Fund - Class I	269,428
		551,715
	GENERAL CORPORATE BOND — 3.3%
180,909	T Rowe Price Institutional Floating Rate Fund - Class Institutional	1,696,926

	GOVERNMENT LONG — 2.4%
158,425	Vanguard Long-Term Treasury Fund - Class Admiral	1,243,633

	GROWTH BROAD MARKET — 1.0%
9,462	New Perspective Fund - Class R-6	502,232

30
ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

Schedule of Investments - Continued

As of September 30, 2023

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH LARGE CAP — 0.6%
6,779	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	$313,725

	GROWTH SMALL CAP — 0.3%
1,945	Vanguard Explorer Fund - Class Admiral	178,706

	VALUE LARGE CAP — 0.6%
4,022	Vanguard Windsor Fund - Class Admiral	282,362

	VALUE MID CAP — 0.3%
6,274	DFA U.S. Targeted Value Portfolio - Class Institutional	177,127
	Total Mutual Funds
	(Cost $26,975,039)	26,112,362

	MONEY MARKET FUNDS — 1.3%
145,133	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.26%[1]	145,133
561,016	Goldman Sachs Financial Square Government Fund - Institutional Class, 5.16%[1]	561,016
	Money Market Funds
	(Cost $706,149)	706,149
	TOTAL INVESTMENTS — 100.0%
	(Cost $52,613,254)	51,343,070
	Liabilities in Excess of Other Assets — (0.0)%	(19,100)
	TOTAL NET ASSETS — 100.0%	$51,323,970

*Non-income producing security.
[1]Effective 7 day yield as of September 30, 2023.

See Notes to Financial Statements

31
ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

Schedule of Investments

As of September 30, 2023 (Unaudited)

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Aggregate Bond	13.2%
Foreign Aggregate Bond	11.3%
Emerging Markets Bond	9.8%
General Corporate Bond	3.3%
Bank Loans	3.2%
Government Long	2.4%
Foreign Blend	1.5%
Foreign Value	1.1%
Growth Broad Market	1.0%
Blend Large Cap	0.9%
Blend Mid Cap	0.7%
Growth Large Cap	0.6%
Value Large Cap	0.6%
Blend Broad Market	0.4%
Growth Small Cap	0.3%
Value Mid Cap	0.3%
Emerging Market Stock	0.3%
Total Mutual Funds	50.9%
Exchange-Traded Funds
Corporate	26.1%
Aggregate Bond	10.5%
Mid-cap	3.3%
Large-cap	2.7%
International	1.1%
Small-cap	0.8%
Convertible	0.6%
Consumer Staples	0.6%
Broad Market	0.5%
Global	0.5%
Emerging Markets	0.5%
Precious Metals	0.4%
Broad Based	0.1%
Thematic	0.1%
Total Exchange-Traded Funds	47.8%
Money Market Funds	1.3%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See Notes to Financial Statements

32
ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Unaudited)

	Total Return	Average Annual Return
	One Year Ended 9/30/2023	5 Years Ended 9/30/2023	10 Years Ended 9/30/2023*

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund- Service:	7.26%	2.70%	3.60%
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund- R4:	6.80%	2.44%	3.25%
S&P 500® Index:	21.62%	9.92%	11.91%

* The Fund commenced operations as a series of the Trust following the completion of the reorganization of the corresponding series of World Funds Trust with the same name and managed by the Adviser (the “Predecessor Fund”) into the Fund, which occurred on May 21, 2021 (the “Reorganization”). The investment objective, strategy, policies, guidelines and restrictions of the Fund were and continue to be, in all material respects, the same as those of the Predecessor Fund at the time of the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information prior to May 21, 2021 included herein is that of the Predecessor Fund. Performance information prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund of which the Predecessor Fund is the successor.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

33
ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

Schedule of Investments

As of September 30, 2023

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 50.4%
	AGGREGATE BOND — 8.7%
7,707	AB High Yield ETF	$268,204
26,064	Fidelity Total Bond ETF	1,135,348
43,389	iShares Yield Optimized Bond ETF	927,422
		2,330,974
	BROAD BASED — 0.2%
2,617	Invesco DB Commodity Index Tracking Fund	65,320

	BROAD MARKET — 0.8%
3,772	Schwab Fundamental U.S. Broad Market Index ETF	207,813

	CONSUMER STAPLES — 0.8%
531	iShares U.S. Consumer Staples ETF	99,037
574	Vanguard Consumer Staples ETF	104,852
		203,889
	CONVERTIBLE — 0.5%
1,778	iShares Convertible Bond ETF	131,945

	CORPORATE — 20.9%
33,790	Franklin Senior Loan ETF	812,649
15,075	iShares 0-5 Year High Yield Corporate Bond ETF	618,527
14,038	iShares Inflation Hedged Corporate Bond ETF	345,830
35,938	Principal Active High Yield ETF	648,681
11,119	SPDR Portfolio Intermediate Term Corporate Bond ETF	349,693
18,460	SPDR Portfolio Short Term Corporate Bond ETF	541,247
44,413	VanEck IG Floating Rate ETF	1,123,205
7,301	Vanguard Long-Term Corporate Bond ETF	522,898
15,226	Xtrackers Short Duration High Yield Bond ETF	655,024
		5,617,754
	EMERGING MARKETS — 1.0%
4,210	Columbia EM Core ex-China ETF	115,438
999	Schwab Fundamental Emerging Markets Large Co. Index ETF	26,194
3,879	SPDR S&P Emerging Markets Dividend ETF	115,501
		257,133
	GLOBAL — 1.0%
2,390	SPDR Global Dow ETF	260,691

	INTERNATIONAL — 2.1%
2,311	iShares Currency Hedged MSCI EAFE Small-Cap ETF	64,397
2,651	Schwab Fundamental International Large Co. Index ETF	83,957
3,798	SPDR Portfolio Developed World ex-US ETF	117,776
2,702	Vanguard FTSE Developed Markets ETF	118,131

34
ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

Schedule of Investments - Continued

As of September 30, 2023

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
5,253	WisdomTree Global ex-US Quality Dividend Growth Fund	$175,713
		559,974
	LARGE-CAP — 5.4%
719	Invesco QQQ Trust Series 1	257,596
3,072	Invesco S&P 500 GARP ETF	280,290
3,239	Schwab Fundamental U.S. Large Co. Index ETF	181,287
4,479	Schwab U.S. Large-Cap Growth ETF	325,713
4,954	SPDR Portfolio S&P 500 Value ETF	204,402
2,100	SPDR Russell 1000 Yield Focus ETF	191,979
		1,441,267
	MID-CAP — 6.7%
3,691	Invesco S&P MidCap 400 Pure Value ETF	363,612
3,469	Invesco S&P Midcap 400 Revenue ETF	325,496
3,333	Invesco S&P MidCap Momentum ETF	268,340
1,366	iShares Core S&P Mid-Cap ETF	340,612
4,720	JPMorgan Market Expansion Enhanced Equity ETF	228,718
1,397	Vanguard Mid-Cap Growth ETF	272,094
		1,798,872
	PRECIOUS METALS — 0.6%
4,622	abrdn Physical Silver Shares ETF*	98,264
2,083	iShares Gold Trust*	72,884
		171,148
	SMALL-CAP — 1.5%
4,359	Dimensional U.S. Small Cap ETF	228,804
3,708	Invesco S&P SmallCap Momentum ETF	179,867
		408,671
	THEMATIC — 0.2%
1,810	Global X U.S. Infrastructure Development ETF	54,988
	Total Exchange-Traded Funds
	(Cost $13,744,890)	13,510,439
	MUTUAL FUNDS — 48.0%
	AGGREGATE BOND — 10.2%
30,765	Allspring Core Plus Bond Fund - Class R6	331,032
134,174	DFA Diversified Fixed Income Portfolio - Class Institutional	1,202,196
69,345	Vanguard Core Bond Fund - Admiral Shares	1,194,113
		2,727,341
	BANK LOANS — 3.0%
87,634	Fidelity Advisor Floating Rate High Income Fund	810,616

35
ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

Schedule of Investments - Continued

As of September 30, 2023

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND BROAD MARKET — 0.7%
5,391	DFA U.S. Core Equity 1 Portfolio - Class Institutional	$175,164

	BLEND LARGE CAP — 1.9%
8,020	DFA U.S. Large Co. Portfolio - Class Institutional	234,495
1,866	Fidelity 500 Index Fund - Class Institutional Premium	278,707
		513,202
	BLEND MID CAP — 1.3%
10,662	Vanguard Strategic Equity Fund - Class Investor	342,555

	EMERGING MARKET STOCK — 0.4%
1,634	New World Fund, Inc. - Class F-3	115,817

	EMERGING MARKETS BOND — 7.9%
65,509	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	510,317
88,280	VanEck Emerging Markets Bond Fund	452,878
52,677	Vanguard Emerging Markets Bond Fund - Class Admiral	1,144,151
		2,107,346
	FOREIGN AGGREGATE BOND — 8.5%
51,863	DFA Short Duration Real Return Portfolio - Class Institutional	542,489
170,007	Dodge & Cox Global Bond Fund - Class I	1,737,468
		2,279,957
	FOREIGN BLEND — 2.6%
3,586	DFA International Small Co. Portfolio - Class Institutional	63,256
22,963	Dimensional Global Equity Portfolio - Class Institutional	645,710
		708,966
	FOREIGN VALUE — 2.0%
5,811	American Beacon EAM International Small Cap Fund - Class R5	93,149
4,879	DFA International Small Cap Value Portfolio - Class Institutional	96,606
4,495	DFA International Value Portfolio - Class Institutional	85,722
17,564	Dodge & Cox Global Stock Fund - Class I	247,129
		522,606
	GENERAL CORPORATE BOND — 3.0%
86,236	T Rowe Price Institutional Floating Rate Fund - Class Institutional	808,896

	GOVERNMENT LONG — 1.9%
65,787	Vanguard Long-Term Treasury Fund - Class Admiral	516,424

	GROWTH BROAD MARKET — 1.8%
9,334	New Perspective Fund - Class R-6	495,429

36
ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

Schedule of Investments - Continued

As of September 30, 2023

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH LARGE CAP — 1.1%
6,497	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	$300,676

	GROWTH SMALL CAP — 0.6%
1,859	Vanguard Explorer Fund - Class Admiral	170,846

	VALUE LARGE CAP — 1.1%
4,034	Vanguard Windsor Fund - Class Admiral	283,167
	Total Mutual Funds
	(Cost $13,379,812)	12,879,008

	MONEY MARKET FUNDS — 1.6%
70,603	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.26%[1]	70,603
348,088	Goldman Sachs Financial Square Government Fund - Institutional Class, 5.16%[1]	348,088
	Money Market Funds
	(Cost $418,691)	418,691

	TOTAL INVESTMENTS — 100.0%
	(Cost $27,543,393)	26,808,138
	Liabilities in Excess of Other Assets — (0.0)%	(4,277)
	TOTAL NET ASSETS — 100.0%	$26,803,861

*Non-income producing security.
[1]Effective 7 day yield as of September 30, 2023.

See Notes to Financial Statements

37
ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

Schedule of Investments - Continued

As of September 30, 2023 (Unaudited)

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Aggregate Bond	10.2%
Foreign Aggregate Bond	8.5%
Emerging Markets Bond	7.9%
Bank Loans	3.0%
General Corporate Bond	3.0%
Foreign Blend	2.6%
Foreign Value	2.0%
Government Long	1.9%
Blend Large Cap	1.9%
Growth Broad Market	1.8%
Blend Mid Cap	1.3%
Growth Large Cap	1.1%
Value Large Cap	1.1%
Blend Broad Market	0.7%
Growth Small Cap	0.6%
Emerging Market Stock	0.4%
Total Mutual Funds	48.0%
Exchange-Traded Funds
Corporate	20.9%
Aggregate Bond	8.7%
Mid-cap	6.7%
Large-cap	5.4%
International	2.1%
Small-cap	1.5%
Global	1.0%
Emerging Markets	1.0%
Broad Market	0.8%
Consumer Staples	0.8%
Precious Metals	0.6%
Convertible	0.5%
Broad Based	0.2%
Thematic	0.2%
Total Exchange-Traded Funds	50.4%
Money Market Funds	1.6%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See Notes to Financial Statements

38
ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund (Unaudited)

	Total Return	Average Annual Return
	One Year Ended 9/30/2023	5 Years Ended 9/30/2023	10 Years Ended 9/30/2023*

The E-Valuator Moderate (50%-70%) RMS Fund- Service:	10.43%	3.39%	5.49%
The E-Valuator Moderate (50%-70%) RMS Fund- R4:	9.88%	3.05%	5.13%
S&P 500® Index:	21.62%	9.92%	11.91%

* The Fund commenced operations as a series of the Trust following the completion of the reorganization of the corresponding series of World Funds Trust with the same name and managed by the Adviser (the “Predecessor Fund”) into the Fund, which occurred on May 21, 2021 (the “Reorganization”). The investment objective, strategy, policies, guidelines and restrictions of the Fund were and continue to be, in all material respects, the same as those of the Predecessor Fund at the time of the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information prior to May 21, 2021 included herein is that of the Predecessor Fund. Performance information prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund of which the Predecessor Fund is the successor.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

39
ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

Schedule of Investments

As of September 30, 2023

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 52.1%
	AGGREGATE BOND — 5.7%
29,801	AB High Yield ETF	$1,037,075
148,706	Fidelity Total Bond ETF	6,477,633
34,710	iShares Yield Optimized Bond ETF	741,913
		8,256,621
	BROAD BASED — 0.5%
26,813	Invesco DB Commodity Index Tracking Fund	669,252

	BROAD MARKET — 1.4%
37,854	Schwab Fundamental U.S. Broad Market Index ETF	2,085,513

	CONSUMER STAPLES — 1.0%
3,765	iShares U.S. Consumer Staples ETF	702,210
3,933	Vanguard Consumer Staples ETF	718,441
		1,420,651
	CONVERTIBLE — 0.4%
7,876	iShares Convertible Bond ETF	584,478

	CORPORATE — 14.5%
124,792	Franklin Senior Loan ETF	3,001,247
55,158	iShares 0-5 Year High Yield Corporate Bond ETF	2,263,133
52,122	iShares Inflation Hedged Corporate Bond ETF	1,284,041
136,810	Principal Active High Yield ETF	2,469,420
39,526	SPDR Portfolio Intermediate Term Corporate Bond ETF	1,243,093
57,571	SPDR Portfolio Short Term Corporate Bond ETF	1,687,982
148,500	VanEck IG Floating Rate ETF	3,755,565
40,445	Vanguard Long-Term Corporate Bond ETF	2,896,671
57,962	Xtrackers Short Duration High Yield Bond ETF	2,493,531
		21,094,683
	EMERGING MARKETS — 1.4%
34,700	Columbia EM Core ex-China ETF	951,474
11,069	Schwab Fundamental Emerging Markets Large Co. Index ETF	290,229
26,862	SPDR S&P Emerging Markets Dividend ETF	799,843
		2,041,546
	GLOBAL — 1.4%
18,939	SPDR Global Dow ETF	2,065,785

	INTERNATIONAL — 3.1%
18,357	iShares Currency Hedged MSCI EAFE Small-Cap ETF	511,523
23,351	Schwab Fundamental International Large Co. Index ETF	739,526
30,534	SPDR Portfolio Developed World ex-US ETF	946,860
21,731	Vanguard FTSE Developed Markets ETF	950,079

40
ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

Schedule of Investments - Continued

As of September 30, 2023

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
42,246	WisdomTree Global ex-US Quality Dividend Growth Fund	$1,413,129
		4,561,117
	LARGE-CAP — 8.8%
6,551	Invesco QQQ Trust Series 1	2,347,027
31,238	Invesco S&P 500 GARP ETF	2,850,155
29,820	Schwab Fundamental U.S. Large Co. Index ETF	1,669,025
37,425	Schwab U.S. Large-Cap Growth ETF	2,721,546
39,428	SPDR Portfolio S&P 500 Value ETF	1,626,799
18,050	SPDR Russell 1000 Yield Focus ETF	1,650,108
		12,864,660
	MID-CAP — 9.7%
15,273	Invesco S&P MidCap 400 Pure Value ETF	1,504,592
30,730	Invesco S&P Midcap 400 Revenue ETF	2,883,396
29,862	Invesco S&P MidCap Momentum ETF	2,404,189
12,099	iShares Core S&P Mid-Cap ETF	3,016,886
41,392	JPMorgan Market Expansion Enhanced Equity ETF	2,005,736
12,045	Vanguard Mid-Cap Growth ETF	2,346,005
		14,160,804
	PRECIOUS METALS — 1.3%
53,105	abrdn Physical Silver Shares ETF*	1,129,012
23,634	iShares Gold Trust*	826,954
		1,955,966
	SMALL-CAP — 2.5%
38,577	Dimensional U.S. Small Cap ETF	2,024,907
32,629	Invesco S&P SmallCap Momentum ETF	1,582,761
		3,607,668
	THEMATIC — 0.4%
20,921	Global X U.S. Infrastructure Development ETF	635,580
	Total Exchange-Traded Funds
	(Cost $76,282,046)	76,004,324
	MUTUAL FUNDS — 47.3%
	AGGREGATE BOND — 7.5%
160,094	Allspring Core Plus Bond Fund - Class R6	1,722,614
515,281	DFA Diversified Fixed Income Portfolio - Class Institutional	4,616,922
265,496	Vanguard Core Bond Fund - Admiral Shares	4,571,839
		10,911,375
	BANK LOANS — 1.9%
297,421	Fidelity Advisor Floating Rate High Income Fund	2,751,147

41
ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

Schedule of Investments - Continued

As of September 30, 2023

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND BROAD MARKET — 0.9%
41,946	DFA U.S. Core Equity 1 Portfolio - Class Institutional	$1,362,828

	BLEND LARGE CAP — 3.2%
67,635	DFA U.S. Large Co. Portfolio - Class Institutional	1,977,642
17,975	Fidelity 500 Index Fund - Class Institutional Premium	2,684,673
		4,662,315
	BLEND MID CAP — 2.0%
91,488	Vanguard Strategic Equity Fund - Class Investor	2,939,512

	EMERGING MARKET STOCK — 0.7%
14,069	New World Fund, Inc. - Class F-3	996,959

	EMERGING MARKETS BOND — 5.7%
305,427	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	2,379,275
389,231	VanEck Emerging Markets Bond Fund	1,996,755
178,420	Vanguard Emerging Markets Bond Fund - Class Admiral	3,875,283
		8,251,313
	FOREIGN AGGREGATE BOND — 6.2%
215,482	DFA Short Duration Real Return Portfolio - Class Institutional	2,253,939
658,110	Dodge & Cox Global Bond Fund - Class I	6,725,880
		8,979,819
	FOREIGN BLEND — 4.2%
29,286	DFA International Small Co. Portfolio - Class Institutional	516,597
201,119	Dimensional Global Equity Portfolio - Class Institutional	5,655,473
		6,172,070
	FOREIGN VALUE — 3.0%
47,392	American Beacon EAM International Small Cap Fund - Class R5	759,698
39,123	DFA International Small Cap Value Portfolio - Class Institutional	774,631
36,392	DFA International Value Portfolio - Class Institutional	693,996
151,899	Dodge & Cox Global Stock Fund - Class I	2,137,215
		4,365,540
	GENERAL CORPORATE BOND — 1.8%
282,808	T Rowe Price Institutional Floating Rate Fund - Class Institutional	2,652,740

	GOVERNMENT LONG — 2.0%
363,524	Vanguard Long-Term Treasury Fund - Class Admiral	2,853,661

	GROWTH BROAD MARKET — 2.8%
78,377	New Perspective Fund - Class R-6	4,160,251

42
ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

Schedule of Investments - Continued

As of September 30, 2023

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH LARGE CAP — 1.8%
57,256	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	$2,649,805

	GROWTH SMALL CAP — 1.1%
17,822	Vanguard Explorer Fund - Class Admiral	1,637,660

	VALUE LARGE CAP — 1.5%
30,344	Vanguard Windsor Fund - Class Admiral	2,130,172

	VALUE MID CAP — 1.0%
52,767	DFA U.S. Targeted Value Portfolio - Class Institutional	1,489,608
	Total Mutual Funds
	(Cost $70,682,641)	68,966,775

	MONEY MARKET FUNDS — 0.6%
397,857	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.26%[1]	397,857
463,544	Goldman Sachs Financial Square Government Fund - Institutional Class, 5.16%[1]	463,544
	Money Market Funds
	(Cost $861,401)	861,401
	TOTAL INVESTMENTS — 100.0%
	(Cost $147,826,088)	145,832,500
	Other Assets in Excess of Liabilities — 0.0%	868
	TOTAL NET ASSETS — 100.0%	$145,833,368

*Non-income producing security.
[1]Effective 7 day yield as of September 30, 2023.

See Notes to Financial Statements

43
ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

Schedule of Investments

As of September 30, 2023 (Unaudited)

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Aggregate Bond	7.5%
Foreign Aggregate Bond	6.2%
Emerging Markets Bond	5.7%
Foreign Blend	4.2%
Blend Large Cap	3.2%
Foreign Value	3.0%
Growth Broad Market	2.8%
Blend Mid Cap	2.0%
Government Long	2.0%
Bank Loans	1.9%
General Corporate Bond	1.8%
Growth Large Cap	1.8%
Value Large Cap	1.5%
Growth Small Cap	1.1%
Value Mid Cap	1.0%
Blend Broad Market	0.9%
Emerging Market Stock	0.7%
Total Mutual Funds	47.3%
Exchange-Traded Funds
Corporate	14.5%
Mid-cap	9.7%
Large-cap	8.8%
Aggregate Bond	5.7%
International	3.1%
Small-cap	2.5%
Broad Market	1.4%
Global	1.4%
Emerging Markets	1.4%
Precious Metals	1.3%
Consumer Staples	1.0%
Broad Based	0.5%
Thematic	0.4%
Convertible	0.4%
Total Exchange-Traded Funds	52.1%
Money Market Funds	0.6%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See Notes to Financial Statements

44
ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund (Unaudited)

	Total Return	Average Annual Return
	One Year Ended 9/30/2023	5 Years Ended 9/30/2023	10 Years Ended 9/30/2023*
The E-Valuator Growth (70%-85%) RMS Fund- Service:	13.64%	4.29%	6.52%
The E-Valuator Growth (70%-85%) RMS Fund- R4:	13.08%	3.92%	6.16%
S&P 500® Index:	21.62%	9.92%	11.91%

* Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

45
ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

Schedule of Investments

As of September 30, 2023

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 56.2%
	AGGREGATE BOND — 3.3%
28,949	AB High Yield ETF	$1,007,425
127,747	Fidelity Total Bond ETF	5,564,659
68,733	iShares Yield Optimized Bond ETF	1,469,141
		8,041,225
	BROAD BASED — 0.7%
72,160	Invesco DB Commodity Index Tracking Fund	1,801,114

	BROAD MARKET — 1.9%
82,446	Schwab Fundamental U.S. Broad Market Index ETF	4,542,247

	CONSUMER STAPLES — 1.5%
9,517	iShares U.S. Consumer Staples ETF	1,775,015
9,816	Vanguard Consumer Staples ETF	1,793,089
		3,568,104
	CONVERTIBLE — 0.3%
9,883	iShares Convertible Bond ETF	733,417

	CORPORATE — 8.5%
167,880	Franklin Senior Loan ETF	4,037,514
40,629	iShares 0-5 Year High Yield Corporate Bond ETF	1,667,008
53,314	iShares Inflation Hedged Corporate Bond ETF	1,313,406
155,670	Principal Active High Yield ETF	2,809,844
43,801	SPDR Portfolio Intermediate Term Corporate Bond ETF	1,377,541
156,822	VanEck IG Floating Rate ETF	3,966,028
34,006	Vanguard Long-Term Corporate Bond ETF	2,435,510
65,955	Xtrackers Short Duration High Yield Bond ETF	2,837,391
		20,444,242
	EMERGING MARKETS — 2.2%
83,131	Columbia EM Core ex-China ETF	2,279,452
23,624	Schwab Fundamental Emerging Markets Large Co. Index ETF	619,421
77,200	SPDR S&P Emerging Markets Dividend ETF	2,298,707
		5,197,580
	GLOBAL — 1.7%
37,935	SPDR Global Dow ETF	4,137,787

	INTERNATIONAL — 4.5%
47,271	iShares Currency Hedged MSCI EAFE Small-Cap ETF	1,317,221
57,039	Schwab Fundamental International Large Co. Index ETF	1,806,425
75,637	SPDR Portfolio Developed World ex-US ETF	2,345,503
49,510	Vanguard FTSE Developed Markets ETF	2,164,577

46
ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

Schedule of Investments - Continued

As of September 30, 2023

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
100,438	WisdomTree Global ex-US Quality Dividend Growth Fund	$3,359,651
		10,993,377
	LARGE-CAP — 12.4%
15,955	Invesco QQQ Trust Series 1	5,716,198
58,242	Invesco S&P 500 GARP ETF	5,314,000
75,871	Schwab Fundamental U.S. Large Co. Index ETF	4,246,500
82,285	Schwab U.S. Large-Cap Growth ETF	5,983,765
96,581	SPDR Portfolio S&P 500 Value ETF	3,984,932
50,931	SPDR Russell 1000 Yield Focus ETF	4,656,046
		29,901,441
	MID-CAP — 13.1%
34,433	Invesco S&P MidCap 400 Pure Value ETF	3,392,105
62,950	Invesco S&P Midcap 400 Revenue ETF	5,906,599
67,608	Invesco S&P MidCap Momentum ETF	5,443,120
28,061	iShares Core S&P Mid-Cap ETF	6,997,010
97,237	JPMorgan Market Expansion Enhanced Equity ETF	4,711,823
27,227	Vanguard Mid-Cap Growth ETF	5,303,003
		31,753,660
	PRECIOUS METALS — 2.2%
146,923	abrdn Physical Silver Shares ETF*	3,123,583
65,229	iShares Gold Trust*	2,282,363
		5,405,946
	SMALL-CAP — 3.2%
86,616	Dimensional U.S. Small Cap ETF	4,546,474
67,386	Invesco S&P SmallCap Momentum ETF	3,268,746
		7,815,220
	THEMATIC — 0.7%
56,933	Global X U.S. Infrastructure Development ETF	1,729,625
	Total Exchange-Traded Funds
	(Cost $135,857,250)	136,064,985
	MUTUAL FUNDS — 43.7%
	AGGREGATE BOND — 4.4%
297,941	Allspring Core Plus Bond Fund - Class R6	3,205,843
412,297	DFA Diversified Fixed Income Portfolio - Class Institutional	3,694,181
217,243	Vanguard Core Bond Fund - Admiral Shares	3,740,925
		10,640,949
	BANK LOANS — 1.6%
415,086	Fidelity Advisor Floating Rate High Income Fund	3,839,547

47
ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

Schedule of Investments - Continued

As of September 30, 2023

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND BROAD MARKET — 2.0%
146,067	DFA U.S. Core Equity 1 Portfolio - Class Institutional	$4,745,702

	BLEND LARGE CAP — 4.1%
176,207	DFA U.S. Large Co. Portfolio - Class Institutional	5,152,305
32,376	Fidelity 500 Index Fund - Class Institutional Premium	4,835,607
		9,987,912
	BLEND MID CAP — 2.8%
214,449	Vanguard Strategic Equity Fund - Class Investor	6,890,255

	EMERGING MARKET STOCK — 0.9%
32,596	New World Fund, Inc. - Class F-3	2,309,784

	EMERGING MARKETS BOND — 3.3%
309,554	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	2,411,427
363,799	VanEck Emerging Markets Bond Fund	1,866,289
171,983	Vanguard Emerging Markets Bond Fund - Class Admiral	3,735,477
		8,013,193
	FOREIGN AGGREGATE BOND — 2.5%
581,985	Dodge & Cox Global Bond Fund - Class I	5,947,886

	FOREIGN BLEND — 4.9%
68,541	DFA International Small Co. Portfolio - Class Institutional	1,209,065
377,263	Dimensional Global Equity Portfolio - Class Institutional	10,608,632
		11,817,697
	FOREIGN VALUE — 3.9%
115,783	American Beacon EAM International Small Cap Fund - Class R5	1,855,995
96,656	DFA International Small Cap Value Portfolio - Class Institutional	1,913,788
92,973	DFA International Value Portfolio - Class Institutional	1,772,989
281,102	Dodge & Cox Global Stock Fund - Class I	3,955,109
		9,497,881
	GENERAL CORPORATE BOND — 1.5%
393,837	T Rowe Price Institutional Floating Rate Fund - Class Institutional	3,694,188

	GOVERNMENT LONG — 1.0%
305,743	Vanguard Long-Term Treasury Fund - Class Admiral	2,400,087

	GROWTH BROAD MARKET — 3.4%
154,165	New Perspective Fund - Class R-6	8,183,071

	GROWTH LARGE CAP — 2.5%
129,259	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	5,982,090

48
ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

Schedule of Investments - Continued

As of September 30, 2023

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH SMALL CAP — 1.4%
36,779	Vanguard Explorer Fund - Class Admiral	$3,379,636

	VALUE LARGE CAP — 2.1%
70,867	Vanguard Windsor Fund - Class Admiral	4,974,851

	VALUE MID CAP — 1.4%
123,274	DFA U.S. Targeted Value Portfolio - Class Institutional	3,480,033
	Total Mutual Funds
	(Cost $105,802,576)	105,784,762

	MONEY MARKET FUNDS — 0.3%
167,036	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.26%[1]	167,036
469,064	Goldman Sachs Financial Square Government Fund - Institutional Class, 5.16%[1]	469,064
	Money Market Funds
	(Cost $636,100)	636,100
	TOTAL INVESTMENTS — 100.2%
	(Cost $242,295,926)	242,485,847
	Liabilities in Excess of Other Assets — (0.2)%	(371,737)
	TOTAL NET ASSETS — 100.0%	$242,114,110

*Non-income producing security.
[1]Effective 7 day yield as of September 30, 2023.

See Notes to Financial Statements

49
ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

Schedule of Investments

As of September 30, 2023 (Unaudited)

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Foreign Blend	4.9%
Aggregate Bond	4.4%
Blend Large Cap	4.1%
Foreign Value	3.9%
Growth Broad Market	3.4%
Emerging Markets Bond	3.3%
Blend Mid Cap	2.8%
Growth Large Cap	2.5%
Foreign Aggregate Bond	2.5%
Value Large Cap	2.1%
Blend Broad Market	2.0%
Bank Loans	1.6%
General Corporate Bond	1.5%
Value Mid Cap	1.4%
Growth Small Cap	1.4%
Government Long	1.0%
Emerging Market Stock	0.9%
Total Mutual Funds	43.7%
Exchange-Traded Funds
Mid-cap	13.1%
Large-cap	12.4%
Corporate	8.5%
International	4.5%
Aggregate Bond	3.3%
Small-cap	3.2%
Precious Metals	2.2%
Emerging Markets	2.2%
Broad Market	1.9%
Global	1.7%
Consumer Staples	1.5%
Broad Based	0.7%
Thematic	0.7%
Convertible	0.3%
Total Exchange-Traded Funds	56.2%
Money Market Funds	0.3%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See Notes to Financial Statements

50
ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Unaudited)

	Total Return	Average Annual Return
	One Year Ended 9/30/2023	5 Years Ended 9/30/2023	10 Years Ended 9/30/2023*
The E-Valuator Aggressive Growth (85%-99%) RMS Fund- Service:	15.47%	4.54%	6.75%
The E-Valuator Aggressive Growth (85%-99%) RMS Fund- R4:	14.98%	4.20%	6.35%
S&P 500® Index:	21.62%	9.92%	11.91%

* The Fund commenced operations as a series of the Trust following the completion of the reorganization of the corresponding series of World Funds Trust with the same name and managed by the Adviser (the “Predecessor Fund”) into the Fund, which occurred on May 21, 2021 (the “Reorganization”). The investment objective, strategy, policies, guidelines and restrictions of the Fund were and continue to be, in all material respects, the same as those of the Predecessor Fund at the time of the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information prior to May 21, 2021 included herein is that of the Predecessor Fund. Performance information prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund of which the Predecessor Fund is the successor.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

51
ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

Schedule of Investments

As of September 30, 2023

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 60.7%
	AGGREGATE BOND — 1.6%
56,823	Fidelity Total Bond ETF	$2,475,210

	BROAD BASED — 1.1%
73,610	Invesco DB Commodity Index Tracking Fund	1,837,306

	BROAD MARKET — 2.0%
56,880	Schwab Fundamental U.S. Broad Market Index ETF	3,133,724

	CONSUMER STAPLES — 2.9%
12,441	iShares U.S. Consumer Staples ETF	2,320,371
12,719	Vanguard Consumer Staples ETF	2,323,380
		4,643,751
	CONVERTIBLE — 0.1%
2,149	iShares Convertible Bond ETF	159,477

	CORPORATE — 5.1%
128,621	Franklin Senior Loan ETF	3,093,335
18,550	iShares 0-5 Year High Yield Corporate Bond ETF	761,107
30,254	iShares Inflation Hedged Corporate Bond ETF	745,316
70,161	Principal Active High Yield ETF	1,266,406
10,970	Vanguard Long-Term Corporate Bond ETF	785,671
31,289	Xtrackers Short Duration High Yield Bond ETF	1,346,056
		7,997,891
	EMERGING MARKETS — 2.5%
72,604	Columbia EM Core ex-China ETF	1,990,802
21,580	Schwab Fundamental Emerging Markets Large Co. Index ETF	565,827
45,039	SPDR S&P Emerging Markets Dividend ETF	1,341,081
		3,897,710
	GLOBAL — 2.0%
28,554	SPDR Global Dow ETF	3,114,548

	INTERNATIONAL — 5.3%
35,528	iShares Currency Hedged MSCI EAFE Small-Cap ETF	989,998
42,829	Schwab Fundamental International Large Co. Index ETF	1,356,394
56,357	SPDR Portfolio Developed World ex-US ETF	1,747,631
40,101	Vanguard FTSE Developed Markets ETF	1,753,216
77,961	WisdomTree Global ex-US Quality Dividend Growth Fund	2,607,796
		8,455,035
	LARGE-CAP — 13.6%
10,520	Invesco QQQ Trust Series 1	3,769,000
40,294	Invesco S&P 500 GARP ETF	3,676,424

52
ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

Schedule of Investments - Continued

As of September 30, 2023

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	LARGE-CAP (Continued)
54,381	Schwab Fundamental U.S. Large Co. Index ETF	$3,043,705
67,174	Schwab U.S. Large-Cap Growth ETF	4,884,893
74,964	SPDR Portfolio S&P 500 Value ETF	3,093,015
32,373	SPDR Russell 1000 Yield Focus ETF	2,959,498
		21,426,535
	MID-CAP — 16.3%
28,173	Invesco S&P MidCap 400 Pure Value ETF	2,775,412
54,219	Invesco S&P Midcap 400 Revenue ETF	5,087,369
46,105	Invesco S&P MidCap Momentum ETF	3,711,914
23,822	iShares Core S&P Mid-Cap ETF	5,940,016
74,525	JPMorgan Market Expansion Enhanced Equity ETF	3,611,265
23,274	Vanguard Mid-Cap Growth ETF	4,533,077
		25,659,053
	PRECIOUS METALS — 3.3%
143,013	abrdn Physical Silver Shares ETF*	3,040,456
61,015	iShares Gold Trust*	2,134,915
		5,175,371
	SMALL-CAP — 3.9%
65,761	Dimensional U.S. Small Cap ETF	3,451,795
56,249	Invesco S&P SmallCap Momentum ETF	2,728,515
		6,180,310
	THEMATIC — 1.0%
54,182	Global X U.S. Infrastructure Development ETF	1,646,049
	Total Exchange-Traded Funds
	(Cost $95,836,129)	95,801,970
	MUTUAL FUNDS — 38.4%
	AGGREGATE BOND — 1.6%
150,004	Vanguard Core Bond Fund - Admiral Shares	2,583,076

	BLEND BROAD MARKET — 2.3%
111,084	DFA U.S. Core Equity 1 Portfolio - Class Institutional	3,609,131

	BLEND LARGE CAP — 3.8%
103,894	DFA U.S. Large Co. Portfolio - Class Institutional	3,037,871
20,229	Fidelity 500 Index Fund - Class Institutional Premium	3,021,333
		6,059,204
	BLEND MID CAP — 3.0%
146,508	Vanguard Strategic Equity Fund - Class Investor	4,707,295

53
ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

Schedule of Investments - Continued

As of September 30, 2023

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	EMERGING MARKET STOCK — 1.2%
27,533	New World Fund, Inc. - Class F-3	$1,951,016

	EMERGING MARKETS BOND — 1.5%
63,768	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	496,755
82,877	Vanguard Emerging Markets Bond Fund - Class Admiral	1,800,089
		2,296,844
	FOREIGN AGGREGATE BOND — 1.2%
177,837	Dodge & Cox Global Bond Fund - Class I	1,817,497

	FOREIGN BLEND — 5.8%
56,044	DFA International Small Co. Portfolio - Class Institutional	988,610
291,891	Dimensional Global Equity Portfolio - Class Institutional	8,207,985
		9,196,595
	FOREIGN VALUE — 4.6%
89,252	American Beacon EAM International Small Cap Fund - Class R5	1,430,718
73,737	DFA International Small Cap Value Portfolio - Class Institutional	1,459,999
69,530	DFA International Value Portfolio - Class Institutional	1,325,942
221,428	Dodge & Cox Global Stock Fund - Class I	3,115,497
		7,332,156
	GOVERNMENT LONG — 0.5%
98,291	Vanguard Long-Term Treasury Fund - Class Admiral	771,581

	GROWTH BROAD MARKET — 3.9%
115,678	New Perspective Fund - Class R-6	6,140,189

	GROWTH LARGE CAP — 3.1%
104,808	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	4,850,492

	GROWTH SMALL CAP — 1.7%
28,601	Vanguard Explorer Fund - Class Admiral	2,628,174

	VALUE LARGE CAP — 2.6%
59,266	Vanguard Windsor Fund - Class Admiral	4,160,472

	VALUE MID CAP — 1.6%
89,770	DFA U.S. Targeted Value Portfolio - Class Institutional	2,534,196
	Total Mutual Funds
	(Cost $60,313,115)	60,637,918

	MONEY MARKET FUNDS — 0.8%
34,460	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.26%[1]	34,460

54
ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

Schedule of Investments - Continued

As of September 30, 2023

Number of Shares		Value
	MONEY MARKET FUNDS (Continued)
1,161,517	Goldman Sachs Financial Square Government Fund - Institutional Class, 5.16%[1]	$1,161,517
	Money Market Funds
	(Cost $1,195,977)	1,195,977
	TOTAL INVESTMENTS — 99.9%
	(Cost $157,345,221)	157,635,865
	Other Assets in Excess of Liabilities — 0.1%	81,104
	TOTAL NET ASSETS — 100.0%	$157,716,969

*Non-income producing security.
[1]Effective 7 day yield as of September 30, 2023.

See Notes to Financial Statements

55
ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

Schedule of Investments

As of September 30, 2023 (Unaudited)

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Foreign Blend	5.8%
Foreign Value	4.6%
Growth Broad Market	3.9%
Blend Large Cap	3.8%
Growth Large Cap	3.1%
Blend Mid Cap	3.0%
Value Large Cap	2.6%
Blend Broad Market	2.3%
Growth Small Cap	1.7%
Aggregate Bond	1.6%
Value Mid Cap	1.6%
Emerging Markets Bond	1.5%
Emerging Market Stock	1.2%
Foreign Aggregate Bond	1.2%
Government Long	0.5%
Total Mutual Funds	38.4%
Exchange-Traded Funds
Mid-cap	16.3%
Large-cap	13.6%
International	5.3%
Corporate	5.1%
Small-cap	3.9%
Precious Metals	3.3%
Consumer Staples	2.9%
Emerging Markets	2.5%
Broad Market	2.0%
Global	2.0%
Aggregate Bond	1.6%
Broad Based	1.1%
Thematic	1.0%
Convertible	0.1%
Total Exchange-Traded Funds	60.7%
Money Market Funds	0.8%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See Notes to Financial Statements

56
ANNUAL REPORT

Statements of Assets and Liabilities

September 30, 2023

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Assets:
Investments, at cost	$22,490,594	$52,613,254	$27,543,393	$147,826,088	$242,295,926	$157,345,221
Investments, at value	21,793,118	51,343,070	26,808,138	145,832,500	242,485,847	157,635,865
Receivables:
Fund shares sold	2,609	9,535	9,772	39,248	67,476	59,411
Dividends and interest	32,750	17,946	20,687	52,923	104,173	114,696
Prepaid expenses	3,936	6,703	3,376	16,395	20,267	14,081
Total assets	21,832,413	51,377,254	26,841,973	145,941,066	242,677,763	157,824,053
Liabilities:
Payables:
Fund shares redeemed	-	-	-	1,072	408,527	11,383
Investment advisory fees	4,189	16,379	7,980	46,408	77,663	50,278
Shareholder servicing fees (Note 2)	2,719	2,973	1,690	7,722	7,851	202
Distribution fees (Note 2)	2,623	3,036	979	8,772	9,016	2,513
Fund services fees	9,643	11,269	9,204	17,012	28,606	17,646
Audit and tax fees	16,307	16,405	16,399	16,393	16,398	16,405
Printing fees	233	495	138	2,591	4,184	1,993
Other accrued expenses	1,156	2,727	1,722	7,728	11,408	6,664
Total liabilities	36,870	53,284	38,112	107,698	563,653	107,084
Net Assets	$21,795,543	$51,323,970	$26,803,861	$145,833,368	$242,114,110	$157,716,969
Components of Net Assets:
Paid-in capital	$24,482,477	$58,340,438	$29,871,136	$159,017,526	$252,800,725	$160,411,234
Accumulated deficit	(2,686,934)	(7,016,468)	(3,067,275)	(13,184,158)	(10,686,615)	(2,694,265)
Net Assets	$21,795,543	$51,323,970	$26,803,861	$145,833,368	$242,114,110	$157,716,969
Maximum Offering Price per Share:
Service Class Shares:
Net assets applicable to shares outstanding	$11,040,758	$36,429,405	$18,409,032	$109,514,091	$203,165,996	$147,221,419
Shares of beneficial interest issued and outstanding	1,208,191	4,005,242	1,962,315	11,624,988	20,459,776	13,070,627
Net asset value, offering and redemption price per share	$9.14	$9.10	$9.38	$9.42	$9.93	$11.26
Class R4 Shares:
Net assets applicable to shares outstanding	$10,754,785	$14,894,565	$8,394,829	$36,319,277	$38,948,114	$10,495,550
Shares of beneficial interest issued and outstanding	1,157,429	1,632,220	874,919	3,858,923	3,893,271	931,219
Net asset value, offering and redemption price per share	$9.29	$9.13	$9.59	$9.41	$10.00	$11.27

See Notes to Financial Statements

57
ANNUAL REPORT

Statements of Operations

For the Year Ended September 30, 2023

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Investment income:
Dividends	$1,017,275	$2,260,497	$990,636	$4,682,680	$6,392,840	$3,203,000
Interest	62,111	123,131	47,153	228,261	347,123	237,570
Total investment income	1,079,386	2,383,628	1,037,789	4,910,941	6,739,963	3,440,570
Expenses:
Contractual investment advisory fees (Note 2)	102,147	249,551	120,682	676,616	1,115,860	714,281
Shareholder servicing fees R4 (Note 2)	17,645	23,221	12,618	55,699	59,682	18,874
Distribution fees - Class R4 (Note 2)	29,408	38,701	21,030	92,832	99,471	31,457
Fund accounting and administration fees (Note 2)	30,515	53,408	33,439	119,563	187,609	125,514
Transfer agent fees and expenses	13,812	14,970	14,236	17,007	18,924	17,132
Custody fees	16,364	15,889	11,394	15,674	24,975	18,168
Audit and tax fees	16,307	16,403	16,399	16,399	16,399	16,403
Filing and registration fees	8,864	12,398	9,167	21,795	28,093	21,231
Legal fees	6,603	17,293	7,876	45,698	76,418	48,411
Trustee fees	3,175	7,858	3,836	21,363	35,148	22,371
Insurance fees	2,351	5,358	2,562	14,385	22,579	13,282
Chief Compliance Officer fees	1,406	3,463	1,646	9,325	15,237	9,726
Printing fees	356	322	304	735	1,132	955
Other expenses	13,699	18,866	14,340	19,388	23,119	19,126
Total expenses	262,652	477,701	269,529	1,126,479	1,724,646	1,076,931
Advisory fee waivers (Note 2)	(33,991)	(38,819)	(20,501)	(105,251)	(173,578)	(111,110)
Net expenses	228,661	438,882	249,028	1,021,228	1,551,068	965,821
Net investment income	850,725	1,944,746	788,761	3,889,713	5,188,895	2,474,749
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,079,033)	(3,764,477)	(1,791,352)	(6,853,314)	(6,661,609)	(1,845,555)
Distributions of long-term realized gains from regulated investment companies	9,827	154,994	143,706	1,247,812	3,257,682	2,358,600
Net realized gain (loss)	(1,069,206)	(3,609,483)	(1,647,646)	(5,605,502)	(3,403,927)	513,045
Net change in unrealized appreciation/depreciation on:
Investments	749,601	4,446,407	2,700,864	16,238,160	28,619,103	18,543,495
Net change in unrealized appreciation/depreciation	749,601	4,446,407	2,700,864	16,238,160	28,619,103	18,543,495
Net realized and unrealized gain (loss)	(319,605)	836,924	1,053,218	10,632,658	25,215,176	19,056,540
Net Increase in Net Assets from Operations	$531,120	$2,781,670	$1,841,979	$14,522,371	$30,404,071	$21,531,289

See Notes to Financial Statements

58
ANNUAL REPORT

Statements of Changes in Net Assets

For the Year Ended September 30, 2023

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund
	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$850,725	$390,200	$1,944,746	$1,350,996	$788,761	$610,509
Net realized gain (loss) on investments	(1,069,206)	(1,048,171)	(3,609,483)	(1,981,685)	(1,647,646)	(147,867)
Net change in unrealized appreciation/depreciation on investments	749,601	(1,579,710)	4,446,407	(6,652,048)	2,700,864	(4,487,130)
Net increase (decrease) in net assets resulting from operations	531,120	(2,237,681)	2,781,670	(7,282,737)	1,841,979	(4,024,488)
Distributions to Shareholders:
Distributions:
Service Class	(401,153)	(801,307)	(1,315,322)	(6,330,411)	(519,005)	(2,934,536)
Class R4	(365,691)	(828,126)	(449,044)	(1,995,406)	(203,888)	(1,048,949)
Total distributions to shareholders	(766,844)	(1,629,433)	(1,764,366)	(8,325,817)	(722,893)	(3,983,485)
Capital Transactions:
Net proceeds from shares sold:
Service Class	2,487,112	5,380,004	3,462,090	8,265,641	2,767,672	3,406,346
Class R4	1,208,748	5,913,334	1,552,977	3,932,466	1,540,572	3,389,920
Reinvestment of distributions:
Service Class	401,153	762,127	1,315,322	6,330,411	519,005	2,934,536
Class R4	365,691	828,127	449,044	1,995,407	203,888	1,048,949
Cost of shares redeemed:
Service Class	(2,563,955)	(5,085,833)	(9,856,459)	(11,846,843)	(3,325,146)	(6,633,782)
Class R4	(3,505,618)	(4,633,138)	(2,728,342)	(3,825,480)	(1,659,035)	(2,204,469)
Net increase (decrease) in net assets from capital transactions	(1,606,869)	3,164,621	(5,805,368)	4,851,602	46,956	1,941,500
Total increase (decrease) in net assets	(1,842,593)	(702,493)	(4,788,064)	(10,756,952)	1,166,042	(6,066,473)
Net Assets:
Beginning of period	23,638,136	24,340,629	56,112,034	66,868,986	25,637,819	31,704,292
End of period	$21,795,543	$23,638,136	$51,323,970	$56,112,034	$26,803,861	$25,637,819
Capital Share Transactions:
Shares sold:
Service Class	265,976	522,222	372,266	808,116	291,367	318,805
Class R4	126,830	580,934	166,485	398,878	158,208	311,714
Shares reinvested:
Service Class	43,056	75,112	141,755	614,782	54,745	275,958
Class R4	38,573	80,178	48,159	193,103	21,021	96,388
Shares redeemed:
Service Class	(273,359)	(498,278)	(1,063,063)	(1,181,622)	(350,746)	(636,763)
Class R4	(367,156)	(463,022)	(293,587)	(377,347)	(170,761)	(216,084)
Net increase (decrease) in capital share transactions	(166,080)	297,146	(627,985)	455,910	3,834	150,018

See Notes to Financial Statements

59
ANNUAL REPORT

Statements of Changes in Net Assets - Continued

For the Year Ended September 30, 2023

	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$3,889,713	$4,118,615	$5,188,895	$6,130,620	$2,474,749	$2,956,512
Net realized gain (loss) on investments	(5,605,502)	(947,244)	(3,403,927)	(687,723)	513,045	(504,219)
Net change in unrealized appreciation/depreciation on investments	16,238,160	(30,534,126)	28,619,103	(54,715,480)	18,543,495	(33,888,265)
Net increase (decrease) in net assets resulting from operations	14,522,371	(27,362,755)	30,404,071	(49,272,583)	21,531,289	(31,435,972)
Distributions to Shareholders:
Distributions:
Service Class	(2,380,308)	(26,961,964)	(3,567,393)	(44,361,668)	(1,904,075)	(24,243,461)
Class R4	(627,813)	(8,241,603)	(519,222)	(8,209,785)	(117,437)	(2,385,150)
Total distributions to shareholders	(3,008,121)	(35,203,567)	(4,086,615)	(52,571,453)	(2,021,512)	(26,628,611)
Capital Transactions:
Net proceeds from shares sold:
Service Class	12,802,432	18,165,038	22,750,309	28,455,123	25,411,878	32,362,136
Class R4	1,925,365	5,609,405	2,141,746	5,854,007	221,168	4,323,705
Reinvestment of distributions:
Service Class	2,380,308	26,961,964	3,567,392	44,361,668	1,904,075	24,243,461
Class R4	627,813	8,237,127	519,222	8,209,785	117,437	2,385,149
Cost of shares redeemed:
Service Class	(21,393,396)	(37,668,835)	(32,923,164)	(40,993,027)	(20,925,284)	(21,443,832)
Class R4	(4,389,261)	(8,443,248)	(4,680,818)	(5,974,443)	(4,335,579)	(2,094,945)
Net increase (decrease) in net assets from capital transactions	(8,046,739)	12,861,451	(8,625,313)	39,913,113	2,393,695	39,775,674
Total increase (decrease) in net assets	3,467,511	(49,704,871)	17,692,143	(61,930,923)	21,903,472	(18,288,909)
Net Assets:
Beginning of period	142,365,857	192,070,728	224,421,967	286,352,890	135,813,497	154,102,406
End of period	$145,833,368	$142,365,857	$242,114,110	$224,421,967	$157,716,969	$135,813,497
Capital Share Transactions:
Shares sold:
Service Class	1,352,684	1,741,103	2,309,642	2,612,228	2,283,670	2,603,964
Class R4	204,271	524,444	214,754	515,679	20,453	345,835
Shares reinvested:
Service Class	252,084	2,500,101	364,474	3,908,434	170,936	1,879,079
Class R4	66,594	764,105	52,936	716,911	10,670	184,651
Shares redeemed:
Service Class	(2,263,097)	(3,538,556)	(3,325,696)	(3,701,287)	(1,842,660)	(1,716,518)
Class R4	(468,946)	(787,278)	(467,399)	(524,752)	(386,291)	(167,317)
Net increase (decrease) in capital share transactions	(856,410)	1,203,919	(851,289)	3,527,213	256,778	3,129,694

See Notes to Financial Statements

60
ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.26	$10.82	$10.47	$10.39	$10.51
Income from Investment Operations:
Net investment income[1]	0.37	0.17	0.15	0.23	0.27
Net realized and unrealized gain (loss)	(0.14)	(1.00)	0.34	0.16	0.11
Total from investment operations	0.23	(0.83)	0.49	0.39	0.38
Less Distributions:
From net investment income	(0.35)	(0.23)	(0.12)	(0.31)	(0.39)
From net realized gain	-	(0.50)	(0.02)	-	(0.11)
Total distributions	(0.35)	(0.73)	(0.14)	(0.31)	(0.50)
Net asset value, end of period	$9.14	$9.26	$10.82	$10.47	$10.39
Total return	2.40%	(8.23)%	4.66%	3.81%	4.02%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,041	$10,855	$11,613	$7,772	$6,156
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	0.95%	0.93%	1.10%	1.11%	0.93%
After fees waived and expenses absorbed[2]	0.80%	0.80%	0.82%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	3.96%	1.74%	1.51%	2.26%	2.69%
Portfolio turnover rate	157%[4]	118%[4]	287%	303%	319%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

61
ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.40	$10.96	$10.61	$10.49	$10.48
Income from Investment Operations:
Net investment income[1]	0.34	0.14	0.13	0.21	0.24
Net realized and unrealized gain (loss)	(0.15)	(1.03)	0.33	0.15	0.14
Total from investment operations	0.19	(0.89)	0.46	0.36	0.38
Less Distributions:
From net investment income	(0.30)	(0.17)	(0.09)	(0.24)	(0.26)
From net realized gain	-	(0.50)	(0.02)	-	(0.11)
Total distributions	(0.30)	(0.67)	(0.11)	(0.24)	(0.37)
Net asset value, end of period	$9.29	$9.40	$10.96	$10.61	$10.49
Total return	2.03%	(8.63)%	4.29%	3.55%	3.92%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,755	$12,783	$12,728	$10,166	$8,802
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.35%	1.33%	1.44%	1.31%	1.17%
After fees waived and expenses absorbed[2]	1.20%	1.20%	1.11%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	3.56%	1.34%	1.22%	2.01%	2.40%
Portfolio turnover rate	157%[4]	118%[4]	287%	303%	319%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

62
ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.95	$11.51	$10.76	$10.60	$10.91
Income from Investment Operations:
Net investment income[1]	0.34	0.23	0.20	0.20	0.28
Net realized and unrealized gain (loss)	0.12	(1.35)	0.74	0.35	0.06
Total from investment operations	0.46	(1.12)	0.94	0.55	0.34
Less Distributions:
From net investment income	(0.31)	(0.37)	-	(0.38)	(0.33)
From net realized gain	-	(1.07)	(0.19)	(0.01)	(0.32)
Total distributions	(0.31)	(1.44)	(0.19)	(0.39)	(0.65)
Net asset value, end of period	$9.10	$8.95	$11.51	$10.76	$10.60
Total return	5.08%	(11.19)%	8.83%	5.36%	3.81%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,429	$40,752	$49,648	$43,116	$45,488
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	0.75%	0.74%	0.86%	0.94%	0.76%
After fees waived and expenses absorbed[2]	0.68%	0.67%	0.74%	0.80%	0.69%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	3.62%	2.26%	1.78%	1.94%	2.74%
Portfolio turnover rate	148%[4]	117%[4]	296%	329%	354%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

63
ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.98	$11.51	$10.80	$10.64	$10.91
Income from Investment Operations:
Net investment income[1]	0.30	0.19	0.16	0.18	0.25
Net realized and unrealized gain (loss)	0.12	(1.35)	0.74	0.34	0.08
Total from investment operations	0.42	(1.16)	0.90	0.52	0.33
Less Distributions:
From net investment income	(0.27)	(0.30)	-	(0.35)	(0.28)
From net realized gain	-	(1.07)	(0.19)	(0.01)	(0.32)
Total distributions	(0.27)	(1.37)	(0.19)	(0.36)	(0.60)
Net asset value, end of period	$9.13	$8.98	$11.51	$10.80	$10.64
Total return	4.64%	(11.56)%	8.42%	5.01%	3.66%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,895	$15,360	$17,221	$15,155	$12,638
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.15%	1.14%	1.27%	1.16%	1.01%
After fees waived and expenses absorbed[2]	1.08%	1.07%	1.15%	1.05%	0.94%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	3.22%	1.86%	1.37%	1.70%	2.47%
Portfolio turnover rate	148%[4]	117%[4]	296%	329%	354%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

64
ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.99	$11.76	$10.64	$10.15	$10.61
Income from Investment Operations:
Net investment income[1]	0.29	0.22	0.18	0.17	0.20
Net realized and unrealized gain (loss)	0.36	(1.52)	1.09	0.45	0.01
Total from investment operations	0.65	(1.30)	1.27	0.62	0.21
Less Distributions:
From net investment income	(0.26)	(0.33)	(0.15)	(0.13)	(0.12)
From net realized gain	-	(1.14)	-	-	(0.55)
Total distributions	(0.26)	(1.47)	(0.15)	(0.13)	(0.67)
Net asset value, end of period	$9.38	$8.99	$11.76	$10.64	$10.15
Total return	7.26%	(12.94)%	12.01%	6.20%	2.77%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,409	$17,677	$23,630	$18,658	$13,059
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	0.88%	0.89%	0.97%	1.09%	0.97%
After fees waived and expenses absorbed[2]	0.80%	0.79%	0.78%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	3.07%	2.13%	1.56%	1.66%	2.07%
Portfolio turnover rate	138%[4]	114%[4]	273%	280%	329%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

65
ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.19	$11.97	$10.80	$10.27	$10.70
Income from Investment Operations:
Net investment income[1]	0.26	0.18	0.14	0.15	0.17
Net realized and unrealized gain (loss)	0.37	(1.56)	1.11	0.50	0.03
Total from investment operations	0.63	(1.38)	1.25	0.65	0.20
Less Distributions:
From net investment income	(0.23)	(0.26)	(0.08)	(0.12)	(0.08)
From net realized gain	-	(1.14)	-	-	(0.55)
Total distributions	(0.23)	(1.40)	(0.08)	(0.12)	(0.63)
Net asset value, end of period	$9.59	$9.19	$11.97	$10.80	$10.27
Total return	6.80%	(13.30)%	11.65%	6.39%	2.58%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,395	$7,961	$8,074	$3,907	$915
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.28%	1.29%	1.33%	1.33%	1.22%
After fees waived and expenses absorbed[2]	1.20%	1.19%	1.14%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	2.67%	1.73%	1.20%	1.45%	1.75%
Portfolio turnover rate	138%[4]	114%[4]	273%	280%	329%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

66
ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.71	$12.70	$11.34	$10.76	$11.75
Income from Investment Operations:
Net investment income[1]	0.25	0.26	0.18	0.16	0.20
Net realized and unrealized gain (loss)	0.66	(1.82)	1.60	0.71	(0.22)
Total from investment operations	0.91	(1.56)	1.78	0.87	(0.02)
Less Distributions:
From net investment income	(0.20)	(0.41)	-	(0.29)	(0.24)
From net realized gain	-	(2.02)	(0.42)	-	(0.73)
Total distributions	(0.20)	(2.43)	(0.42)	(0.29)	(0.97)
Net asset value, end of period	$9.42	$8.71	$12.70	$11.34	$10.76
Total return	10.43%	(15.72)%	15.98%	8.17%	1.09%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$109,514	$107,043	$147,069	$134,479	$145,402
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	0.65%	0.67%	0.77%	0.90%	0.70%
After fees waived and expenses absorbed[2]	0.58%	0.60%	0.70%	0.80%	0.63%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	2.69%	2.49%	1.41%	1.50%	1.95%
Portfolio turnover rate	124%[4]	128%[4]	272%	334%	316%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

67
ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.71	$12.66	$11.34	$10.78	$11.74
Income from Investment Operations:
Net investment income[1]	0.22	0.22	0.13	0.13	0.18
Net realized and unrealized gain (loss)	0.64	(1.82)	1.61	0.71	(0.21)
Total from investment operations	0.86	(1.60)	1.74	0.84	(0.03)
Less Distributions:
From net investment income	(0.16)	(0.33)	-	(0.28)	(0.20)
From net realized gain	-	(2.02)	(0.42)	-	(0.73)
Total distributions	(0.16)	(2.35)	(0.42)	(0.28)	(0.93)
Net asset value, end of period	$9.41	$8.71	$12.66	$11.34	$10.78
Total return	9.88%	(16.00)%	15.62%	7.88%	0.95%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,319	$35,323	$45,002	$32,978	$28,568
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.05%	1.07%	1.15%	1.11%	0.95%
After fees waived and expenses absorbed[2]	0.98%	1.00%	1.08%	1.05%	0.88%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	2.29%	2.09%	1.03%	1.24%	1.67%
Portfolio turnover rate	124%[4]	128%[4]	272%	334%	316%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

68
ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.89	$13.20	$11.72	$10.67	$11.95
Income from Investment Operations:
Net investment income[1]	0.21	0.26	0.14	0.13	0.17
Net realized and unrealized gain (loss)	1.00	(2.11)	2.06	1.08	(0.41)
Total from investment operations	1.21	(1.85)	2.20	1.21	(0.24)
Less Distributions:
From net investment income	(0.17)	(0.38)	(0.07)	(0.16)	(0.19)
From net realized gain	-	(2.08)	(0.65)	-	(0.85)
Total distributions	(0.17)	(2.46)	(0.72)	(0.16)	(1.04)
Net asset value, end of period	$9.93	$8.89	$13.20	$11.72	$10.67
Total return	13.64%	(17.95)%	19.40%	11.49%	(0.62)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$203,166	$187,753	$241,493	$215,221	$206,037
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	0.63%	0.65%	0.75%	0.89%	0.69%
After fees waived and expenses absorbed[2]	0.56%	0.58%	0.70%	0.80%	0.62%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	2.16%	2.36%	1.11%	1.23%	1.67%
Portfolio turnover rate	110%[4]	110%[4]	236%	351%	313%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

69
ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.96	$13.25	$11.78	$10.70	$11.98
Income from Investment Operations:
Net investment income[1]	0.17	0.22	0.10	0.11	0.14
Net realized and unrealized gain (loss)	1.00	(2.13)	2.06	1.09	(0.42)
Total from investment operations	1.17	(1.91)	2.16	1.20	(0.28)
Less Distributions:
From net investment income	(0.13)	(0.30)	(0.04)	(0.12)	(0.15)
From net realized gain	-	(2.08)	(0.65)	-	(0.85)
Total distributions	(0.13)	(2.38)	(0.69)	(0.12)	(1.00)
Net asset value, end of period	$10.00	$8.96	$13.25	$11.78	$10.70
Total return	13.08%	(18.24)%	18.90%	11.30%	(0.95)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$38,948	$36,669	$44,860	$28,606	$25,928
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.03%	1.05%	1.13%	1.10%	0.96%
After fees waived and expenses absorbed[2]	0.96%	0.98%	1.08%	1.03%	0.89%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	1.76%	1.96%	0.73%	1.00%	1.37%
Portfolio turnover rate	110%[4]	110%[4]	236%	351%	313%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

70
ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.88	$14.52	$12.18	$11.08	$12.30
Income from Investment Operations:
Net investment income[1]	0.18	0.24	0.11	0.11	0.14
Net realized and unrealized gain (loss)	1.35	(2.45)	2.66	1.10	(0.56)
Total from investment operations	1.53	(2.21)	2.77	1.21	(0.42)
Less Distributions:
From net investment income	(0.15)	(0.33)	(0.11)	(0.05)	(0.13)
From net realized gain	-	(2.10)	(0.32)	(0.06)	(0.67)
Total distributions	(0.15)	(2.43)	(0.43)	(0.11)	(0.80)
Net asset value, end of period	$11.26	$9.88	$14.52	$12.18	$11.08
Total return	15.47%	(19.05)%	23.12%	11.01%	(2.27)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$147,221	$123,096	$140,726	$105,095	$82,222
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	0.65%	0.66%	0.77%	0.90%	0.72%
After fees waived and expenses absorbed[2]	0.58%	0.59%	0.72%	0.80%	0.65%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	1.59%	1.95%	0.76%	1.01%	1.27%
Portfolio turnover rate	113%[4]	87%[4]	231%	326%	282%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

71
ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.89	$14.49	$12.19	$11.09	$12.30
Income from Investment Operations:
Net investment income[1]	0.13	0.19	0.06	0.09	0.11
Net realized and unrealized gain (loss)	1.35	(2.45)	2.65	1.10	(0.55)
Total from investment operations	1.48	(2.26)	2.71	1.19	(0.44)
Less Distributions:
From net investment income	(0.10)	(0.24)	(0.09)	(0.03)	(0.10)
From net realized gain	-	(2.10)	(0.32)	(0.06)	(0.67)
Total distributions	(0.10)	(2.34)	(0.41)	(0.09)	(0.77)
Net asset value, end of period	$11.27	$9.89	$14.49	$12.19	$11.09
Total return	14.98%	(19.34)%	22.60%	10.74%	(2.47)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,496	$12,717	$13,376	$9,624	$9,582
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.05%	1.06%	1.13%	1.11%	0.98%
After fees waived and expenses absorbed[2]	0.98%	0.99%	1.07%	1.05%	0.91%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	1.19%	1.55%	0.40%	0.79%	1.03%
Portfolio turnover rate	113%[4]	87%[4]	231%	326%	282%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
[4]	Lower portfolio turnover relative to prior years is a function of purchase and sales based on the E-Valuator software and reflects the implementation of the strategy under current market conditions.

See Notes to Financial Statements

72
ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2023

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

E-Valuator Funds Trust (the “Trust”) was organized as a Delaware statutory trust on August 10, 2020 and has authorized capital of unlimited shares of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. The E-Valuator Very Conservative (0%-15%) RMS Fund (“Very Conservative”), The E-Valuator Conservative (15%-30%) RMS Fund (“Conservative”), The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Conservative/Moderate”), The E-Valuator Moderate (50%-70%) RMS Fund (“Moderate”), The E-Valuator Growth (70%-85%) RMS Fund (“Growth”), and The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Aggressive Growth”) (each a “Fund” and collectively, “Funds”) are each classified as a “diversified” series, as defined in the 1940 Act. The Funds commenced operations on May 26, 2016. Effective after the close of business on May 21, 2021, the Very Conservative Fund, Conservative Fund, Conservative/Moderate Fund, Moderate Fund, Growth Fund and Aggressive Growth Fund each acquired the assets of the corresponding series of the same name of World Funds Trust (each a “Predecessor Fund” and collectively, the “Predecessor Funds”), in exchange for shares of the Fund and the assumption by the Fund of the liabilities of the Predecessor Fund (each, a Reorganization and collectively the “Reorganizations”). The purpose of the Reorganizations was to consolidate all of the portfolios advised by Systelligence, LLC (the “Adviser”) into a standalone trust. As a result of the Reorganizations, each Fund is the accounting successor of the corresponding Predecessor Fund. As accounting successor, the operating history of the Predecessor Fund will be used for financial reporting purposes.

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September 30, 2023

The investment objectives of the Funds are as follows:

Fund	Objective

Very Conservative	to provide income and, as a secondary objective, stability of principal.

Conservative	to provide income but will at times seek growth and income within the stated asset allocation range.

Conservative/Moderate	to provide both growth of principal and income but will at times focus primarily on providing income within the stated asset allocation range.

Moderate	to provide both growth of principal and income but will at times focus primarily on providing growth of principal within the stated asset allocation range.

Growth	to provide growth of principal but will at times seek to provide both growth of principal and income within the stated asset allocation range.

Aggressive Growth	to provide growth of principal within the stated asset allocation range.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

Each Fund’s securities are valued at current market prices. The Funds invest primarily in unaffiliated exchange traded funds and mutual funds. Investments in securities traded on national securities exchanges or reported on the NASDAQ National Market System (“NMS”) are valued at the last reported sale price on the principal exchange as determined by an independent pricing agent. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Listed securities or securities reported on the NASDAQ NMS for which no sales are reported on a given date may be valued at the last quoted bid price obtained from an independent pricing agent. Investments in securities traded in the over-the-counter market (other than NASDAQ NMS securities) are valued at the mean of the last quoted bid and ask price obtained from an independent pricing agent. Shares of mutual funds are valued at their net asset value. Other assets for which market prices are not readily available or are determined to be unreliable are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures approved by the Board.

Pursuant to Rule 2a-5, the Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices (or net asset value for mutual funds) are unavailable or determined to be unreliable. The Board of the Trust has appointed the investment adviser as valuation designee with responsibility for making fair value determinations in accordance with Rule 2a-5 in accordance with the Trust’s procedures. Because most of the Funds’ investments are shares of exchange-traded funds traded on U.S. securities exchanges, or shares of open-end mutual funds, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the valuation designee believes accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing.

Exchange-Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired fund fees and expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with equity and fixed-income securities.

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E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2023

Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

● Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

● Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2023, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3
Very Conservative Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$10,026,656	$-	$-	$10,026,656
Mutual Funds	11,396,535	-	-	11,396,535
Money Market Funds	369,927	-	-	369,927
Total Investments	$21,793,118	$-	$-	$21,793,118

	Level 1	Level 2	Level 3
Conservative Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$24,524,559	$-	$-	$24,524,559
Mutual Funds	26,112,362	-	-	26,112,362
Money Market Funds	706,149	-	-	706,149
Total Investments	$51,343,070	$-	$-	$51,343,070

	Level 1	Level 2	Level 3
Conservative/Moderate Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$13,510,439	$-	$-	$13,510,439
Mutual Funds	12,879,008	-	-	12,879,008
Money Market Funds	418,691	-	-	418,691
Total Investments	$26,808,138	$-	$-	$26,808,138

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NOTES TO FINANCIAL STATEMENTS

September 30, 2023

	Level 1	Level 2	Level 3
Moderate Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$76,004,324	$-	$-	$76,004,324
Mutual Funds	68,966,775	-	-	68,966,775
Money Market Funds	861,401	-	-	861,401
Total Investments	$145,832,500	$-	$-	$145,832,500

	Level 1	Level 2	Level 3
Growth Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$136,064,985	$-	$-	$136,064,985
Mutual Funds	105,784,762	-	-	105,784,762
Money Market Funds	636,100	-	-	636,100
Total Investments	$242,485,847	$-	$-	$242,485,847

	Level 1	Level 2	Level 3
Aggressive Growth Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$95,801,970	$-	$-	$95,801,970
Mutual Funds	60,637,918	-	-	60,637,918
Money Market Funds	1,195,977	-	-	1,195,977
Total Investments	$157,635,865	$-	$-	$157,635,865

Refer to the Funds’ Schedules of Investments for a listing of securities by strategy.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Long-term capital gain distributions from underlying funds are classified as realized gains for financial reporting purposes. Interest income is recorded on an accrual basis. Discounts or premiums are accreted or amortized to interest income using the effective interest method.

Accounting Estimates

In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

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E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2023

Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported. The Funds identify their major tax jurisdiction as U.S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the period ended September 30, 2020.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications, if any, have no impact on net assets or net asset value per share. As of September 30, 2023, there are no permanent adjustments affecting the components of net assets.

Distribution to Shareholders

Dividends from net investment income, if any, are declared and paid semi-annually for the Funds. The Funds intend to distribute annually any net capital gains. Distributions are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from U.S. GAAP.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board.

Each Fund offers two classes of shares: R4 Class Shares and Service Class Shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their ongoing distribution and service fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees, state registration fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

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E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2023

NOTE 2 — INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to an Investment Advisory Agreement, Systelligence, LLC (the “Adviser”) provides investment advisory services for an annual fee equal to 0.45% of the average daily net assets of each Fund. Effective February 1, 2018, the Adviser has contractually agreed to reduce its management fee with respect to each Fund from 0.45% to 0.38% until January 31, 2024. This management fee waiver is not subject to recoupment.

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, fees pursuant to the Shareholder Servicing Plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of each Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2024. The terms of the expense limitation agreement permit the Adviser to recoup fees and expenses previously waived or reimbursed; however, the Adviser currently is voluntarily waiving its right to such recoupment of fees. During the year ended September 30, 2023, none of the waived expenses have been recouped by the Adviser.

For the year ended September 30, 2023, the Adviser earned and waived management fees as follows:

Fund	Management Fee Earned	Management Fee Waived	Net Management Fee Earned
Very Conservative	$102,147	$(33,991)	$68,156
Conservative	249,551	(38,819)	210,732
Conservative/Moderate	120,682	(20,501)	100,181
Moderate	676,616	(105,251)	571,365
Growth	1,115,860	(173,578)	942,282
Aggressive Growth	714,281	(111,110)	603,171

The total amounts of waivers and reimbursements for the Funds that are subject to recoupment as of September 30, 2023 and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
Fund	2024	2025	2026	Total
Very Conservative	$63,501	$33,164	$33,991	$130,656
Conservative	79,544	43,865	38,819	162,228
Conservative/Moderate	52,587	31,703	20,501	104,791
Moderate	132,748	120,423	105,251	358,422
Growth	158,027	187,178	173,578	518,783
Aggressive Growth	84,031	108,214	111,110	303,355

The Board has adopted a Distribution and Service Plan for each Fund’s R4 Class Shares (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, each Fund may finance from the assets of its R4 Class Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. Each Fund finances these distribution and service activities through payments made to the Funds’ principal underwriter (the “Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for R4 Class Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.

For the year ended September 30, 2023, the distribution fees incurred by each Funds’ R4 shares are disclosed on the Statements of Operations.

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E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2023

Each of the Funds has adopted a shareholder services plan (the “Plan”) with respect to its R4 Class Shares. Under the Plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the year ended September 30, 2023, the Plan’s fees incurred by each Fund are disclosed on the Statements of Operations.

UMB Fund Services, Inc. (“UMBFS”), serves as the Funds’ fund accountant, transfer agent and administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended September 30, 2023 are reported on the Statements of Operations. These services including providing a qualified person to serve as Chief Financial Officer of the Trust.

A trustee and certain officers of the Trust are officers at UMBFS and the Adviser. Pursuant to a Chief Compliance Officer Service Agreement, Beacon Compliance Consulting, Inc. provides CCO services to the Trust, including the provision of a qualified person to service as CCO of the Trust.

NOTE 3 — INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sales of securities excluding short-term investments for the year ended September 30, 2023, were as follows:

Fund	Purchases	Sales
Very Conservative	$33,606,327	$33,606,579
Conservative	77,834,596	79,463,947
Conservative/Moderate	36,907,727	35,712,085
Moderate	181,834,957	180,012,152
Growth	270,382,769	262,840,338
Aggressive Growth	183,832,807	172,342,585

NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex- dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions during the year ended September 30, 2023 and the year ended September 30, 2022 were as follows:

	Year ended September 30, 2023
	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Distributions paid from:
Ordinary income	$766,844	$1,764,366	$722,893	$3,008,121	$4,086,615	$2,021,512
Realized gains	-	-	-	-	-	-
	$766,844	$1,764,366	$722,893	$3,008,121	$4,086,615	$2,021,512

	Year ended September 30, 2022
	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Distributions paid from:
Ordinary income	$1,280,649	$6,417,474	$2,475,031	$22,918,662	$35,427,988	$18,342,036
Realized gains	348,784	1,908,343	1,508,454	12,284,905	17,143,465	8,286,575
	$1,629,433	$8,325,817	$3,983,485	$35,203,567	$52,571,453	$26,628,611

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E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2023

As of September 30, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Undistributed ordinary income	$221,025	$476,439	$198,295	$872,073	$1,082,897	$437,726
Undistributed long-term capital gains	-	-	-	-	-	-
Accumulated earnings	$221,025	$476,439	$198,295	$872,073	$1,082,897	$437,726
Accumulated capital, other losses, and differences in securities treatments	(2,115,010)	(5,791,091)	(2,375,721)	(10,869,056)	(9,731,357)	(2,483,746)
Unrealized appreciation/(depreciation)	(792,949)	(1,701,816)	(889,849)	(3,187,175)	(2,038,155)	(648,245)
Total accumulated earnings/(deficit)	$(2,686,934)	$(7,016,468)	$(3,067,275)	$(13,184,158)	$(10,686,615)	$(2,694,265)

As of September 30, 2023, each Fund had the following capital loss carryforwards that may be carried forward indefinitely and which retain the character of short-term or long-term in the amounts as follows:

Fund	Short Term	Long Term
Very Conservative	$1,392,414	$722,596
Conservative	3,735,659	2,055,432
Conservative/Moderate	1,859,852	515,869
Moderate	10,869,056	-
Growth	9,731,357	-
Aggressive Growth	2,483,746	-

Cost of securities for Federal Income Tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Tax cost	$22,586,067	$53,044,886	$27,697,987	$149,019,675	$244,524,002	$158,284,110
Tax unrealized appreciation	33,703	275,716	208,286	2,890,702	6,699,782	4,584,936
Tax unrealized (depreciation)	(826,652)	(1,977,532)	(1,098,135)	(6,077,877)	(8,737,937)	(5,233,181)
Net unrealized appreciation/(depreciation)	$(792,949)	$(1,701,816)	$(889,849)	$(3,187,175)	$(2,038,155)	$(648,245)

The difference between book basis and cost basis net unrealized appreciation (depreciation) is attributable primarily to wash sales and grantor trusts.

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NOTES TO FINANCIAL STATEMENTS

September 30, 2023

NOTE 5 – INVESTMENTS IN OTHER REGISTERED INVESTMENT COMPANIES

For purposes of the 1940 Act, each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 of the 1940 Act permits the Fund to invest in other investment companies beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that the Fund enter into an agreement with such investment companies.

NOTE 6 — MARKET DISRUPTION AND GEOPOLITICAL RISKS

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

NOTE 7— NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

NOTE 8 — BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2023, for the benefit of its shareholders, CBNA AS Custodian FBO BPE Omnibus for Qualified Rollovers, held 50.0%, 29.6% and 30.8% of the total shares outstanding Very Conservative, Conservative and Conservative/Moderate, respectfully.

NOTE 9 — SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statements of assets and liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

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Cohen & Co

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The E-Valuator Very Conservative (0%-15%) RMS Fund, The E-Valuator Conservative (15%-30%) RMS Fund, The E-Valuator Conservative/Moderate (30%-50%) RMS Fund, The E-Valuator Moderate (50%-70%) RMS Fund, The E-Valuator Growth (70%-85%) RMS Fund and The E-Valuator Aggressive Growth (85%-99%) RMS Fund (the "Funds"), each a series of E-Valuator Funds Trust, as of September 30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2023, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds' auditor since 2016.

Cohen & Company, Ltd.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 29, 2023

COHEN & COMPANY, LTD.
800.229.1099 | 866.818.4538 FAX | cohencpa.com

Registered with the Public Company Accounting Oversight Board

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SUPPLEMENTAL INFORMATION (Unaudited)

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (855) 621-9877. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name and Year of Birth	Position(s) Held with Trust(1)	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Gerald F. Dillenburg 1967	Independent Trustee	Since 2020	Vice President and Chief Compliance Officer AMG Funds, AMG Funds LLC (2016-2020); Chief Compliance Officer and Sarbanes-Oxley Code of Ethics Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-2019); Chief Compliance Officer, (1996-2019) and Sarbanes-Oxley Code of Ethics Compliance Officer (2016-2019), AMG Funds IV; Partner and Chief Compliance Officer (2006-2016), and Chief Financial Officer (2006-2010), Aston Asset Management, LLC; and Chief Operating Officer (2003-2016), Secretary (1996-2015), Chief Financial Officer (1997-2010), and Treasurer (1996-2010), Aston Funds.	6	None

Theresa M. Fredrick 1961	Independent Trustee	Since 2020	Director of Operational Due Diligence, Aurora Investment Management L.L.C. (2010-2017); Formerly, Consultant, Morningstar, Inc. (January 2020-October 2020).	6	None

Louis A. Holland, Jr. 1964	Independent Trustee, Board Chair	Since 2020	President and Chief Financial Officer, CUMOTA LLC (a family office) (since 2008).	6	Board Member, Wisconsin Foundation Alumni Association (since 2017); UW-Madison Board of Visitors Letters & Science (since 2016); TNE Management, LLC (since 2013); and Member, Board of Directors, Adams Street Partners (since 2022).

(1)	Each Trustee serves until the election and qualification of a successor, or until death, resignation or retirement, or removal as provided in the Trust’s Declaration of Trust. However, each Independent Trustee is subject to retirement at age seventy-five (75).

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name and Year of Birth	Position(s) Held with Trust(1)	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Kevin R. Miller, 1961	Trustee, President and Principal Executive Officer(2)	Since 2020	Chief Executive Officer and Chief Investment Officer, Systelligence, LLC (since 2016).	6	None

(1)	Each Trustee serves until the election and qualification of a successor, or until death, resignation or retirement, or removal as provided in the Trust’s Declaration of Trust.

(2)	Mr. Miller is an “interested person” of the Trust, as defined in the 1940 Act, because of his position with the Adviser and/or certain of its affiliates.

Name and Year of Birth	Position(s) Held with Trust(1)	Length of Time Served	Principal Occupation(s) During Past 5 Years
Collin J. Miller, 1988	Vice President and Secretary	Since 2020	President, Systelligence, LLC (since 2016); President, The E-Valuator, LLC (investment advisory software) (since 2013); President, SIIMPL LLC (wealth management platform) (since 2018).

Louis Sagert, 1980	Treasurer and Principal Financial Officer	Since 2020	Lead Administrator and Officer (since 2016) and other positions (2011-2016) at UMB Fund Services, Inc.

Kyle R. Bubeck, 1955 c/o P.O. Box 11550 Overland Park, KS 66207	Chief Compliance Officer	Since 2020	President and Founder of Beacon Compliance Services, Inc. (since 2010); CFO and CCO of Trendstar Advisors, LLC (2003 – 2009).

(1)	Each officer serves until his or her resignation, retirement or removal by the Board, or until his or her successor shall have been duly appointed and qualified.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Tax Information

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, the Very Conservative, Conservative, Conservative/Moderate, Moderate, Growth, and Aggressive Growth Funds designate income dividends (including short-term capital gain if any) of 2.93%, 11.86%, 26.31%, 33.66%, 58.20% and 75.05%, respectively, as qualified dividend income paid during the year ended September 30, 2023.

Long-Term Capital Gains Designation

For the year ended September 30, 2023, the Very Conservative, Conservative, Conservative/Moderate, Moderate, Growth, and Aggressive Growth Funds designates $348,784, $1,908,343, $1,508,454, $12,284,905, $17,143,465, and $8,286,575, respectively, as a 20% rate gain distribution.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (855) 621-9877or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (855) 621-9877 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or by calling the Fund at (855) 621-9877.

Privacy Notice

The following is a description of the Funds’ polices regarding the disclosure of nonpublic person information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer, or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

●	Information the Funds receive from you or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

●	Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise prove services to you.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply wit federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this annual report.

Approval of Investment Advisory Agreement (May 2023)

The Board of Trustees (the “Board” or the “Trustees”) of E-Valuator Funds Trust (the “Trust”), met in person on May 17, 2023 (the “Meeting”), to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between Systelligence, LLC (“Systelligence” or the “Adviser”) and the Trust, on behalf of The E-Valuator Very Conservative (0%-15%) RMS Fund (“Very Conservative Fund”), The E-Valuator Conservative (15%-30%) RMS Fund (“Conservative Fund”), The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Conservative/Moderate Fund”), The E-Valuator Moderate (50%-70%) RMS Fund (“Moderate Fund”), The E-Valuator Growth (70%-85%) RMS Fund (“Growth Fund”), and The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Aggressive Growth Fund”) (each a “Fund” and collectively, the “Funds”). In advance of the Meeting, the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”), and who constitute a majority of the Board, requested and received materials to assist them in considering the renewal of the Agreement.

In connection with its consideration of the Agreement, the Board reviewed and discussed various information that had been provided prior to the Meeting, including the Agreement, a memorandum prepared by the Independent Trustees’ legal counsel discussing the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information (including comparative data provided by an independent service) relating to each Fund’s performance, management fee and expenses, the Adviser’s Form ADV Part 1A, select financial information of the Adviser, including a profitability analysis prepared by Systelligence, trading information and other comparative performance and fee information. The Board also considered performance data from the Funds’ corresponding predecessor funds, also managed by Systelligence (each, a “Predecessor Fund,” and together, the “Predecessor Funds”). The Independent Trustees also considered information periodically throughout the year that was relevant to the consideration of the Agreement. In addition, the Independent Trustees met in executive session with their legal counsel on April 27, 2023 to review and discuss the information provided to them and their duties and responsibilities in connection with the renewal of the Agreement, and on May 12, 2023 and May 17, 2023 to review supplemental materials provided by the Adviser. Based on their evaluation of information provided by Systelligence, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Agreement for an additional term of one year.

In considering the renewal of the Agreement and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS

The Board considered the nature, extent and quality of the services provided by Systelligence to the Funds. The Board discussed the experience and resources of Systelligence, as well as the depth and qualifications of the professional personnel of the Adviser, including the Funds’ sole portfolio manager, Kevin R. Miller. The Board noted that Mr. Miller has over 30 years of experience working with clients in proper fund selection and asset allocation based on client suitability. The Board also considered Mr. Miller’s experience in managing risk-based portfolios for clients for the past 20 years through collective investment trusts, which were ultimately converted into open-end mutual funds (i.e., the Predecessor Funds) in 2016. The Board considered the other services provided by Systelligence, including compliance support (including the engagement of an outsourced Chief Compliance Officer), oversight of the Funds’ other service providers, trading, research, and risk management. The Trustees noted during the course of the prior year they had met with representatives of Systelligence to discuss the Funds’ performance and outlook, along with the marketing and sales and compliance efforts made by Systelligence throughout the year. The Board concluded that the nature, extent and quality of the services provided by the Adviser to the Funds were appropriate and that the Funds benefited from services provided under the Agreement.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

2.	INVESTMENT PERFORMANCE OF THE FUNDS AND SYSTELLIGENCE

In assessing the quality of the portfolio management services delivered by Systelligence, the Trustees compared the short-term and long-term performance of each Fund on an absolute basis, in comparison to a benchmark index, and in comparison to a custom category (each, a “Category”) and a custom peer group (each, a “Peer Group”), as constructed using data from Morningstar, Inc. The Trustees began by noting that between 2015 and 2023, Morningstar had made a number of changes to the naming conventions and composition of the Categories. Therefore, the Funds had periodically shifted from one Category to another as more appropriate options became available, but because of this the Adviser could not provide performance data for each Fund’s Category since the inception of the Funds. The Trustees further noted that certain time periods considered as part of the long-term performance of each Fund include the performance data of the corresponding Predecessor Fund managed by the Adviser. The Board also considered Fund performance as of March 31, 2023.

E-Valuator Aggressive Growth (85%-99%) RMS Fund. The Trustees noted the Aggressive Growth Fund’s performance for the one-year period ended December 31, 2022 was above the median for the Fund’s Peer Group and Category, ranking within the first quartile of its Peer Group and Category. The Trustees observed that the Fund’s performance for the three-year period ended December 31, 2022 was above the Peer Group median (ranking within the first quartile), but trailed the Category median (ranking within the third quartile). The Trustees considered that the Fund’s performance for the five-year and since inception periods ended December 31, 2022, was above the Peer Group median, ranking within the first and second quartiles, respectively, but trailed the Category median for both periods and was ranked within the fourth quartile in each instance. The Trustees further noted for the one-year period ended December 31, 2022, the Aggressive Growth Fund outperformed the S&P 500 Index, but underperformed the Index for the three-year, five-year and since inception periods.

E-Valuator Growth (70%-85%) RMS Fund. The Trustees noted the Growth Fund’s performance for the one-year, three-year, five-year and since inception periods ended December 31, 2022 was above the median for the Fund’s Peer Group and Category, ranking within the first quartile of its Peer Group for each period, and ranking within the first quartile of its Category for the one-year and three-year periods, and within the second quartile for the five-year and since inception periods. The Trustees further noted for the one-year period ended December 31, 2022, the Growth Fund outperformed the S&P 500 Index but had underperformed the Index for the remaining periods.

E-Valuator Moderate (50%-70%) RMS Fund. The Trustees noted the Moderate Fund’s performance for the one-year, three-year, five-year and since inception periods ended December 31, 2022 was above the median for the Fund’s Peer Group and Category, ranking within the first quartile of its Peer Group and the second quartile of its Category for all four periods. The Trustees then noted that for the one-year period ended December 31, 2022, the Moderate Fund outperformed the S&P 500 Index, but underperformed the Index for the remaining periods.

E-Valuator Conservative/Moderate (30%-50%) RMS Fund. The Trustees noted the Conservative/Moderate Fund’s performance for the one-year period ended December 31, 2022 was above the median for the Fund’s Peer Group and Category, ranking within the first quartile for both the Peer Group and Category for the one-year period. The Trustees then noted the Fund’s performance for the three-year period ended December 31, 2022 was below the Peer Group median (ranking within the third quartile) and the Category median (ranking within the fourth quartile). The Trustees also considered that the Fund’s performance for the five-year period ended December 31, 2022 trailed the Peer Group and Category medians, ranking within the fourth quartile for both. The Trustees observed that the Fund’s performance for the since inception period ended December 31, 2022 was above the median for the Peer Group (ranking within the second quartile), but below the Category median (ranking within the fourth quartile). The Trustees next observed that the Conservative/Moderate Fund outperformed the S&P 500 Index for the one-year period ended December 31, 2022, but underperformed the Index for the remaining periods.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

E-Valuator Conservative (15%-30%) RMS Fund. The Trustees noted the Conservative Fund’s performance for the one-year period ended December 31, 2022 was above the median for the Fund’s Peer Group and Category, ranking within the first quartile for each. The Trustees next noted the Fund’s performance for the three-year period ended December 31, 2022 was above the median for the Category, ranking within the second quartile, but trailed the median of its Peer Group, ranking within the third quartile. The Trustees then observed the Fund’s performance for the five-year and since inception periods ended December 31, 2022 was below the median for both the Peer Group and Category, ranking within the third quartile for its Peer Group and Category for each period. The Trustees next noted for the one-year and three-year periods ended December 31, 2022, the Conservative Fund outperformed the Bloomberg Barclays Aggregate Bond Index, but underperformed the Index for the five-year and since inception periods ended December 31, 2022.

E-Valuator Very Conservative (0%-15%) RMS Fund. The Trustees noted the Very Conservative Fund’s performance for the one-year and three-year periods ended December 31, 2022 outperformed the median for both its Peer Group and Category, ranking within the first quartile for both. For the five-year period ended December 31, 2022, the Trustees observed that the Fund’s performance was above the median for its Peer Group (ranking within the first quartile) and its Category (ranking within the second quartile). The Trustees then noted the Fund’s performance for the since inception period ended December 31, 2022 was above the median for its Peer Group, ranking within the second quartile, and below the Category median, ranking within the third quartile. The Trustees next noted for all periods ended December 31, 2022, the Very Conservative Fund outperformed the Bloomberg Barclays Aggregate Bond Index.

After considering all of the information, the Trustees concluded that the performance obtained by Systelligence for the Funds was satisfactory under current market conditions and in light of each Fund’s investment objective, strategies and policies. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Adviser would continue to provide a high level of services to the Funds.

3.	COSTS OF SERVICES PROVIDED AND PROFITABILITY

The Board examined the fee and expense information for the Funds, including a comparison of such information to other mutual funds in the applicable Category and Peer Group. The Board noted that each Fund’s advisory fee was generally above both the Category median and the average, but was not the highest in the applicable Category. Furthermore, the Trustees observed that each Fund’s advisory fee was lower than both the Peer Group median and the Peer Group average. The Board then noted that each Fund’s net expense ratio for the Service Class shares was generally above both the median and the average in the applicable Category; however, the Board observed that none of the Funds’ net expenses were the highest in the applicable Category. The Board also noted that each Fund’s net expense ratio for the Service Class shares was below both the median and average for its Peer Group.

The Board also considered the fact that the advisory fee for each Fund was 0.45% of a Fund’s average daily assets, but the Adviser has contractually agreed to waive its management fee to 0.38% through at least January 31, 2024. The Board also noted that the Adviser has contractually agreed to cap each Fund’s total expenses at 0.80% of a Fund’s average daily net assets. Finally, the Trustees noted that the Adviser’s fee structure is generally competitive with other comparably managed, true open architecture funds. Based on their review of the industry data, the Trustees found that each Fund’s advisory fee and net expense ratios are competitive as they relate to the applicable Category.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Trustees considered the overall profitability of the Funds to Systelligence for the period ended December 31, 2022. The Board also considered the profitability of each Fund before and after any distribution costs borne by Systelligence. The Trustees considered information about the financial condition of the Adviser and determined that the Adviser had sufficient resources to provide the contracted services to the Funds. The Board concluded that the Adviser’s current level of profitability for each Fund was reasonable.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW

The Trustees evaluated each Fund’s asset levels and discussed the potential for economies of scale. The Board considered each Fund’s fee structure and the fact that the Funds had not yet experienced significant increases in asset levels and discussed whether breakpoint reductions would be appropriate at this time. The Trustees noted that while the Funds’ fee structures do not currently contain any breakpoint reductions, the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. The Board concluded that the current fee structure for each Fund was reasonable and reflected a sharing of economies of scale between Systelligence and each Fund, particularly in light of the expense limitation and fee waiver agreement between Systelligence and each Fund and each Fund’s current asset size.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Board considered the direct and indirect benefits to the Adviser from serving as adviser to the Funds (in addition to the advisory fee), including greater name recognition. The Trustees concluded that other benefits that may be realized by the Adviser from its relationship with the Funds were appropriate.

CONCLUSIONS

The Trustees considered all of the above factors, as well as other factors relevant to their consideration of the Agreement. The Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Funds’ surrounding circumstances and concluded that the Funds and their shareholders would benefit from Systelligence’s continued management. Based on this review, the Trustees, including a majority of the Independent Trustees, unanimously approved the renewal of the Agreement with Systelligence, on behalf of the Funds, as being in the best interests of the Funds and their shareholders for an additional one-year term.

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Fund Expenses (Unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, April 1, 2023 and held for the six months ended September 30, 2023.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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				Expenses Paid
	Beginning	Ending	Annualized	During Period
	Account Value	Account Value	Expense	Ended*
	(4/1/23)	(9/30/23)	Ratio	(9/30/23)
Very Conservative
Service Class Actual	$1,000.00	$984.40	0.80%	$3.98
Service Class Hypothetical**	$1,000.00	$1,021.06	0.80%	$4.05
R4 Class Actual	$1,000.00	$981.50	1.20%	$5.96
R4 Class Hypothetical**	$1,000.00	$1,019.05	1.20%	$6.07
Conservative
Service Class Actual	$1,000.00	$989.90	0.69%	$3.44
Service Class Hypothetical**	$1,000.00	$1,021.61	0.69%	$3.49
R4 Class Actual	$1,000.00	$987.90	1.09%	$5.42
R4 Class Hypothetical**	$1,000.00	$1,019.61	1.09%	$5.51
Conservative/Moderate		0		0
Service Class Actual	$1,000.00	$995.40	0.80%	$4.04
Service Class Hypothetical**	$1,000.00	$1,021.02	0.80%	$4.09
R4 Class Actual	$1,000.00	$992.60	1.20%	$6.03
R4 Class Hypothetical**	$1,000.00	$1,019.01	1.20%	$6.11
Moderate		0		0
Service Class Actual	$1,000.00	$1,001.60	0.57%	$2.87
Service Class Hypothetical**	$1,000.00	$1,022.20	0.57%	$2.90
R4 Class Actual	$1,000.00	$999.60	0.97%	$4.87
R4 Class Hypothetical**	$1,000.00	$1,020.20	0.97%	$4.92
Growth		0		0
Service Class Actual	$1,000.00	$1,010.80	0.55%	$2.79
Service Class Hypothetical**	$1,000.00	$1,022.30	0.55%	$2.80
R4 Class Actual	$1,000.00	$1,008.80	0.95%	$4.80
R4 Class Hypothetical**	$1,000.00	$1,020.29	0.95%	$4.83
Aggressive Growth		0		0
Service Class Actual	$1,000.00	$1,014.10	0.57%	$2.89
Service Class Hypothetical**	$1,000.00	$1,022.20	0.57%	$2.90
R4 Class Actual	$1,000.00	$1,012.00	0.97%	$4.90
R4 Class Hypothetical**	$1,000.00	$1,020.20	0.97%	$4.92

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses

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September 30, 2023 Annual Shareholder Report Disclosure - Annual Report on Trust's Liquidity Risk Management Program

As required by Rule 22e-4 under the Investment Company Act of 1940, as amended, E-Valuator Funds Trust (the "Funds") adopted a written liquidity risk management program ("LRMP") that is designed to assess and manage each Fund's "liquidity risk," which is defined as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. The Funds' Board of Trustees (the "Board") approved the designation of the Adviser as the liquidity risk program administrator ("LRMPA"), consisting of senior officers of the Adviser (the "LRMP Committee").

Under the LRMP, each Fund's liquidity risk is managed taking into consideration (i) the Fund's investment strategy, the liquidity of its portfolio investments, and its short-term and long-term cash flow projections, in each case during normal and reasonably foreseeable stressed conditions, (ii) the Fund's cash holdings and access to other funding sources, and (iii) other factors that the LRMPA determines to be material and relevant. The liquidity of portfolio investments is classified, and reclassified as necessary, into one of the following four buckets: highly liquid, moderately liquid, less liquid, and illiquid. The LRMP Committee reviews the classification (or bucketing) of each Fund's portfolio investments no less frequently than on a monthly basis. The LRMPA establishes a highly liquid investment minimum percentage of each Fund's net assets, or the LRMPA determines that the Fund primarily holds assets that are highly liquid and does not establish a highly liquid investment minimum. The LRMP also provides that no Fund may acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments.

At least annually, the LRMP Committee prepares a written report that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, and the LRMPA presents the written report to the Board. The LRMPA presented its written report to the Board at the Board's quarterly meeting on August 22, 2023. The report covered the period of 2022-07-01 through 2023-06-30 (the "Review Period").

The report stated that during the Review Period, there were no material market liquidity events, no Fund breached the 15% limit on illiquid investments, there were no significant redemptions impacting liquidity, and no material changes were made to the LRMP. The report concluded that the process for classifying (or bucketing) portfolio investments is adequate and working effectively, each Fund is highly liquid, each Fund's liquidity risk is low, the liquidity of each Fund is sufficient to meet anticipated redemptions, and the LRMP has been implemented and operated in an adequate and effective manner.

There can be no assurance that the LRMP will achieve its objectives under all circumstances in the future. Additional information regarding the risks of investing in the Funds, including liquidity risks, can be found in the Funds' Prospectus and Statement of Additional Information.

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The E-Valuator Funds

Important Disclosure Statements

Each Fund's prospectus contains important information about the Funds' investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds' past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds' prospectus by calling 1-800-673-0550. Distributed by UMB Distribution Services, LLC, Milwaukee, WI.

Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Funds' Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2021 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

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94

(b)	There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

(a)	The Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The Code of Ethics for the Principal Executive and Principal Financial officer is incorporated as an Exhibit.

(b)	Not Used.

(c)	As of the end of the period covered by the report, with respect to the Registrant’s Code that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the Code definition enumerated in paragraph (b) of this Item 2.

(d)	The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	See attached Exhibit (a).

Item 3. Audit Committee Financial Expert.

(a)	The Board of Trustees of the Registrant has determined that Gerald Dillenburg, a member of the Board’s audit committee, qualifies as an “audit committee financial expert” as that term is defined in the instructions to Item 3 of Form N-CSR. Mr. Dillenburg is “independent” as that term is defined in the instructions to Item 3 of Form N-CSR.

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Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows.

Registrant
FY 2022	$75,000
FY 2023	$78,750

(b) Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

Registrant
FY 2022	$-
FY 2023	$-
Nature of the fees:	N/A

(c) Tax Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning are as follows. The services comprising the fees disclosed under this category are tax compliance monitoring and tax filing preparation.

Registrant
FY 2022	$18,000
FY 2023	$18,900
Nature of the fees:	Tax Services

(d) All Other Fees. No fees were billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures

The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

(2) Percentages of Services Approved by the Audit Committee

Registrant
Audit-Related Fees	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

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(f) None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant
FY 2022	$-
FY 2023	$-

(h) The Registrant’s audit committee has considered whether the provision of non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 1 (a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

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Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a) (1)	Code of Ethics for the Principal Executive and Principal Financial Officer subject of the disclosure required by Item 2. is attached herewith.

(a) (2)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)	Not applicable to open-end management investment companies.

(a) (4)	Not applicable to open-end management investment companies.

(b)	Certification of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

E-Valuator Funds Trust

/s/ Kevin R.. Miller
By:	Kevin R. Miller
(Principal Executive Officer)
January 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Kevin R. Miller
By:	Kevin R. Miller
President
(Principal Executive Officer)
January 19, 2024

/s/ Louis Sagert
By:	Louis Sagert
Treasurer
(Principal Financial Officer)
January 19, 2024

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